UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity® Large Cap Value Enhanced Index Fund

Fidelity® Large Cap Core Enhanced Index Fund

Fidelity® Mid Cap Enhanced Index Fund

Fidelity® International Enhanced Index Fund

Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

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Contents

Note to Shareholders
Fidelity® Large Cap Growth Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Value Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Core Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Large Cap Growth Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Growth Enhanced Index Fund	41.73%	18.53%	17.99%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Enhanced Index Fund on August 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$52,285	Fidelity® Large Cap Growth Enhanced Index Fund
$57,034	Russell 1000® Growth Index

Fidelity® Large Cap Growth Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 21.94% for the 12 months ending August 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). From June through August, the index gained 15.48%, rising amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+58%) led, followed by consumer discretionary (+35%). In contrast, energy (-34%) fell hard along with the price of crude oil.

Comments from Senior Portfolio Manager Maximilian Kaufmann, of the Geode Capital Management, LLC, investment management team:  For the fiscal year ending August 31, 2020, the fund gained 41.73%, underperforming the 44.34% result of the benchmark Russell 1000® Growth index. Versus the benchmark, security selection was the primary detractor, especially within the technology hardware & equipment area of the information technology sector. Stock picking and an underweighting in the consumer discretionary sector, especially within the automobiles & components industry, also hurt. Also hindering the portfolio's relative result were stock picks in the industrials sector, primarily within the commercial & professional services industry. The fund’s biggest relative detractor was an average underweighting in Tesla (+226%), a new position this period. Further detracting was an overweighting in Cisco Systems (-7%). This period we decreased our stake. Another notable relative detractor was our overweighting in Synchrony Financial (-47%), a position that was sold the past 12 months. Conversely, the top contributor to performance versus the benchmark was an underweighting in the industrials sector, especially within the capital goods industry. An underweighting in real estate also lifted the fund's relative performance. Also bolstering the fund's relative result was an overweighting in the information technology sector, primarily driven by the technology hardware & equipment industry. The biggest individual relative contributor was an overweight position in Regeneron Pharmaceuticals (+112%) and we reduced our position in this company. Also lifting performance was our lighter-than-benchmark stake in Boeing, which returned roughly -53%. Boeing was not held at period end. Another notable relative contributor was our outsized stake in Square (+98%), a holding we established this period. Notable changes in positioning include increased exposure to the consumer discretionary and information technology sectors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Growth Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Apple, Inc.	11.7
Microsoft Corp.	8.9
Amazon.com, Inc.	8.1
Facebook, Inc. Class A	4.2
Alphabet, Inc. Class A	2.4
Alphabet, Inc. Class C	2.1
NVIDIA Corp.	1.9
Adobe, Inc.	1.9
UnitedHealth Group, Inc.	1.9
Salesforce.com, Inc.	1.8
44.9

Top Market Sectors as of August 31, 2020

% of fund's net assets
Information Technology	46.2
Consumer Discretionary	17.2
Health Care	13.3
Communication Services	10.7
Industrials	3.3
Consumer Staples	3.2
Real Estate	1.8
Materials	1.5
Financials	1.5
Energy	0.2

Asset Allocation (% of fund's net assets)

As of August 31, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 1.1%

Fidelity® Large Cap Growth Enhanced Index Fund

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 10.7%
Entertainment - 1.7%
Electronic Arts, Inc. (a)	6,645	$926,778
Netflix, Inc. (a)	43,685	23,133,829
		24,060,607
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	21,175	34,505,298
Class C (a)	17,761	29,024,671
Facebook, Inc. Class A (a)	203,931	59,792,569
Zillow Group, Inc. Class C (a)(b)	14,800	1,269,248
		124,591,786
Media - 0.2%
Omnicom Group, Inc.	45,653	2,469,371

TOTAL COMMUNICATION SERVICES		151,121,764

CONSUMER DISCRETIONARY - 17.2%
Auto Components - 0.4%
Gentex Corp.	191,281	5,174,151
Automobiles - 1.3%
Tesla, Inc. (a)	37,535	18,704,441
Distributors - 0.0%
LKQ Corp. (a)	5,385	170,920
Diversified Consumer Services - 0.0%
Frontdoor, Inc. (a)	15,444	672,895
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment, Inc. (a)	23,000	1,053,400
Carnival Corp. (b)	37,325	615,116
Hilton Worldwide Holdings, Inc.	35,331	3,192,509
Wyndham Destinations, Inc.	51,891	1,504,320
		6,365,345
Household Durables - 1.5%
D.R. Horton, Inc. (b)	75,009	5,353,392
Garmin Ltd.	2,447	253,534
NVR, Inc. (a)	1,718	7,161,208
TopBuild Corp. (a)	12,281	1,888,818
Whirlpool Corp.	34,307	6,097,040
		20,753,992
Internet & Direct Marketing Retail - 8.7%
Amazon.com, Inc. (a)	33,197	114,561,519
Etsy, Inc. (a)(b)	6,747	807,616
The Booking Holdings, Inc. (a)	4,157	7,941,741
		123,310,876
Leisure Products - 0.1%
Polaris, Inc.	11,490	1,160,950
Multiline Retail - 0.1%
Target Corp.	6,729	1,017,492
Specialty Retail - 3.4%
Best Buy Co., Inc.	18,727	2,077,012
L Brands, Inc.	7,617	223,940
Lowe's Companies, Inc.	105,211	17,327,200
O'Reilly Automotive, Inc. (a)	20,457	9,525,393
The Home Depot, Inc.	68,807	19,612,747
		48,766,292
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	32,393	6,603,961
NIKE, Inc. Class B	103,823	11,616,755
		18,220,716

TOTAL CONSUMER DISCRETIONARY		244,318,070

CONSUMER STAPLES - 3.2%
Beverages - 1.9%
Monster Beverage Corp. (a)	80,654	6,763,644
PepsiCo, Inc.	32,773	4,590,186
The Coca-Cola Co.	313,839	15,544,446
		26,898,276
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	11,751	4,085,353
Sprouts Farmers Market LLC (a)	35,880	837,798
Walmart, Inc.	38,686	5,371,551
		10,294,702
Food Products - 0.1%
The Hershey Co.	7,487	1,112,868
Household Products - 0.5%
Procter & Gamble Co.	54,666	7,561,948

TOTAL CONSUMER STAPLES		45,867,794

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources, Inc.	25,285	1,146,422
Pioneer Natural Resources Co.	14,886	1,547,102
		2,693,524
FINANCIALS - 1.5%
Capital Markets - 0.7%
Artisan Partners Asset Management, Inc.	9,473	366,700
LPL Financial	76,413	6,278,092
SEI Investments Co.	47,244	2,473,696
T. Rowe Price Group, Inc.	451	62,784
		9,181,272
Consumer Finance - 0.1%
Green Dot Corp. Class A (a)	10,511	547,203
SLM Corp.	69,439	530,514
		1,077,717
Insurance - 0.7%
Aon PLC	2,204	440,778
Primerica, Inc.	19,116	2,386,633
Progressive Corp.	79,942	7,597,688
		10,425,099

TOTAL FINANCIALS		20,684,088

HEALTH CARE - 13.3%
Biotechnology - 3.9%
AbbVie, Inc.	205,716	19,701,421
Alnylam Pharmaceuticals, Inc. (a)	1,568	207,980
Amgen, Inc.	72,637	18,400,405
Biogen, Inc. (a)	27,580	7,933,111
Immunomedics, Inc. (a)	550	24,508
Incyte Corp. (a)	15,168	1,461,437
Moderna, Inc. (a)	1,153	74,818
Novavax, Inc. (a)(b)	7,825	863,411
Regeneron Pharmaceuticals, Inc. (a)	4,612	2,859,117
Vertex Pharmaceuticals, Inc. (a)	14,852	4,145,490
		55,671,698
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	60,400	6,611,988
DexCom, Inc. (a)	17,623	7,497,000
Edwards Lifesciences Corp. (a)	117,186	10,059,246
Hill-Rom Holdings, Inc.	37,446	3,512,060
Hologic, Inc. (a)	65,490	3,911,063
Medtronic PLC	5,733	616,126
Novocure Ltd. (a)	11,002	910,416
Quidel Corp. (a)	5,150	906,194
		34,024,093
Health Care Providers & Services - 2.5%
Anthem, Inc.	26,841	7,556,278
Humana, Inc.	576	239,138
UnitedHealth Group, Inc.	85,672	26,776,784
		34,572,200
Health Care Technology - 1.0%
Cerner Corp.	54,838	4,023,464
Veeva Systems, Inc. Class A (a)	37,763	10,659,362
		14,682,826
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,507	251,753
Avantor, Inc. (a)	9,886	223,127
Thermo Fisher Scientific, Inc.	2,188	938,608
		1,413,488
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	177,230	11,023,706
Bristol-Myers Squibb Co. rights (a)	40,449	108,403
Eli Lilly & Co.	40,416	5,997,330
Johnson & Johnson	58,667	9,000,104
Merck & Co., Inc.	257,218	21,932,979
		48,062,522

TOTAL HEALTH CARE		188,426,827

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	2,778	1,084,142
Northrop Grumman Corp.	4,423	1,515,364
Parsons Corp. (a)	17,032	566,484
Raytheon Technologies Corp.	21,003	1,281,183
		4,447,173
Airlines - 0.1%
Southwest Airlines Co. (b)	57,000	2,142,060
Building Products - 0.7%
Fortune Brands Home & Security, Inc.	49,055	4,124,544
Simpson Manufacturing Co. Ltd.	46,341	4,557,174
Ufp Industries, Inc.	22,544	1,337,986
		10,019,704
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	12,614	1,169,570
UniFirst Corp.	10,111	1,947,581
		3,117,151
Construction & Engineering - 0.2%
EMCOR Group, Inc.	30,162	2,262,452
Machinery - 0.6%
Allison Transmission Holdings, Inc.	20,869	748,571
Cummins, Inc.	32,673	6,771,479
Otis Worldwide Corp.	2,485	156,307
Watts Water Technologies, Inc. Class A	2,468	236,311
		7,912,668
Professional Services - 0.1%
Robert Half International, Inc.	29,111	1,548,705
Road & Rail - 0.7%
CSX Corp.	89,834	6,868,708
Union Pacific Corp.	15,580	2,998,215
Werner Enterprises, Inc.	14,139	650,535
		10,517,458
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	13,849	5,060,840

TOTAL INDUSTRIALS		47,028,211

INFORMATION TECHNOLOGY - 46.2%
Communications Equipment - 0.4%
Cisco Systems, Inc.	132,530	5,595,417
CommScope Holding Co., Inc. (a)	77,759	800,918
		6,396,335
Electronic Equipment & Components - 0.9%
Dolby Laboratories, Inc. Class A	6,158	430,136
Keysight Technologies, Inc. (a)	28,533	2,811,071
National Instruments Corp.	130,993	4,701,339
Zebra Technologies Corp. Class A (a)	17,891	5,126,308
		13,068,854
IT Services - 7.1%
Accenture PLC Class A	22,770	5,463,206
Amdocs Ltd.	62,631	3,834,896
Automatic Data Processing, Inc.	11,611	1,614,974
CACI International, Inc. Class A (a)	670	156,907
Fastly, Inc. Class A (a)	21,170	1,965,423
Genpact Ltd.	66,519	2,805,771
GoDaddy, Inc. (a)	35,620	2,980,682
MasterCard, Inc. Class A	53,792	19,267,756
Okta, Inc. (a)	4,517	972,826
PayPal Holdings, Inc. (a)	105,255	21,486,756
Square, Inc. (a)	75,961	12,120,337
VeriSign, Inc. (a)	25,775	5,536,470
Visa, Inc. Class A	103,360	21,911,286
		100,117,290
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. (a)(b)	80,743	7,333,079
Applied Materials, Inc.	174,071	10,722,774
Broadcom, Inc.	9,108	3,161,842
Cirrus Logic, Inc. (a)	12,107	733,563
Lam Research Corp.	22,905	7,703,868
NVIDIA Corp.	50,998	27,282,910
Qorvo, Inc. (a)	2,433	312,081
Qualcomm, Inc.	154,012	18,342,829
Silicon Laboratories, Inc. (a)	5,496	562,845
Texas Instruments, Inc.	72,336	10,282,562
		86,438,353
Software - 20.0%
Adobe, Inc. (a)	53,101	27,261,522
Box, Inc. Class A (a)	176,021	3,455,292
Cadence Design Systems, Inc. (a)	87,228	9,674,457
Citrix Systems, Inc.	1,358	197,182
Cloudera, Inc. (a)	55,294	730,434
Coupa Software, Inc. (a)	1,936	634,505
Crowdstrike Holdings, Inc. (a)	17,976	2,260,122
Datadog, Inc. Class A (a)	16,270	1,359,359
DocuSign, Inc. (a)	12,849	2,865,327
Dropbox, Inc. Class A (a)	265,987	5,630,945
Fortinet, Inc. (a)	44,192	5,833,565
Intuit, Inc.	40,491	13,985,186
Microsoft Corp.	559,143	126,103,521
Nuance Communications, Inc. (a)	100,920	3,023,563
Oracle Corp.	152,645	8,734,347
Proofpoint, Inc. (a)	24,173	2,651,053
Salesforce.com, Inc. (a)	91,866	25,047,265
ServiceNow, Inc. (a)	30,172	14,543,507
Slack Technologies, Inc. Class A (a)(b)	121,797	3,999,813
Synopsys, Inc. (a)	28,713	6,354,187
Teradata Corp. (a)	40,406	983,886
Workday, Inc. Class A (a)	47,689	11,431,530
Workiva, Inc. (a)	7,092	418,428
Zoom Video Communications, Inc. Class A (a)	18,055	5,869,681
Zscaler, Inc. (a)	308	44,149
		283,092,826
Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	1,284,604	165,765,299

TOTAL INFORMATION TECHNOLOGY		654,878,957

MATERIALS - 1.5%
Chemicals - 0.3%
CF Industries Holdings, Inc.	43,200	1,409,616
NewMarket Corp.	7,969	2,968,373
		4,377,989
Metals & Mining - 1.2%
Hecla Mining Co.	344,000	2,070,880
Newmont Corp.	99,543	6,697,253
Novagold Resources, Inc. (a)	111,229	1,181,065
Royal Gold, Inc.	52,507	7,157,754
		17,106,952

TOTAL MATERIALS		21,484,941

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent Class A	32,490	930,514
American Tower Corp.	58,566	14,591,719
Crown Castle International Corp.	10,000	1,632,500
Park Hotels & Resorts, Inc.	306,963	2,913,079
Potlatch Corp.	24,826	1,142,989
PS Business Parks, Inc.	1,798	226,908
SBA Communications Corp. Class A	13,359	4,088,789
		25,526,498
TOTAL COMMON STOCKS
(Cost $722,027,417)		1,402,030,674

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.12% (c)	14,024,083	14,026,888
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	7,425,657	7,426,400
TOTAL MONEY MARKET FUNDS
(Cost $21,453,288)		21,453,288
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $743,480,705)		1,423,483,962
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,947,258)
NET ASSETS - 100%		$1,417,536,704

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	89	Sept. 2020	$15,570,105	$1,957,127	$1,957,127

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$115,994
Fidelity Securities Lending Cash Central Fund	3,867
Total	$119,861

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$151,121,764	$151,121,764	$--	$--
Consumer Discretionary	244,318,070	244,318,070	--	--
Consumer Staples	45,867,794	45,867,794	--	--
Energy	2,693,524	2,693,524	--	--
Financials	20,684,088	20,684,088	--	--
Health Care	188,426,827	188,426,827	--	--
Industrials	47,028,211	47,028,211	--	--
Information Technology	654,878,957	654,878,957	--	--
Materials	21,484,941	21,484,941	--	--
Real Estate	25,526,498	25,526,498	--	--
Money Market Funds	21,453,288	21,453,288	--	--
Total Investments in Securities:	$1,423,483,962	$1,423,483,962	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$1,957,127	$1,957,127	$--	$--
Total Assets	$1,957,127	$1,957,127	$--	$--
Total Derivative Instruments:	$1,957,127	$1,957,127	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,957,127	$0
Total Equity Risk	1,957,127	0
Total Value of Derivatives	$1,957,127	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value (including securities loaned of $7,316,587) — See accompanying schedule: Unaffiliated issuers (cost $722,027,417)	$1,402,030,674
Fidelity Central Funds (cost $21,453,288)	21,453,288
Total Investment in Securities (cost $743,480,705)		$1,423,483,962
Segregated cash with brokers for derivative instruments		1,080,000
Receivable for fund shares sold		1,707,239
Dividends receivable		896,745
Distributions receivable from Fidelity Central Funds		2,016
Total assets		1,427,169,962
Liabilities
Payable for fund shares redeemed	$1,746,441
Accrued management fee	435,606
Payable for daily variation margin on futures contracts	24,811
Collateral on securities loaned	7,426,400
Total liabilities		9,633,258
Net Assets		$1,417,536,704
Net Assets consist of:
Paid in capital		$700,767,878
Total accumulated earnings (loss)		716,768,826
Net Assets		$1,417,536,704
Net Asset Value, offering price and redemption price per share ($1,417,536,704 ÷ 50,994,076 shares)		$27.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Dividends		$13,042,069
Interest		6,291
Income from Fidelity Central Funds (including $3,867 from security lending)		119,861
Total income		13,168,221
Expenses
Management fee	$4,520,162
Independent trustees' fees and expenses	6,664
Interest	66
Miscellaneous	15,621
Total expenses before reductions	4,542,513
Expense reductions	(410)
Total expenses after reductions		4,542,103
Net investment income (loss)		8,626,118
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,668,362
Fidelity Central Funds	(961)
Futures contracts	3,400,754
Total net realized gain (loss)		45,068,155
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	362,893,695
Futures contracts	1,826,389
Total change in net unrealized appreciation (depreciation)		364,720,084
Net gain (loss)		409,788,239
Net increase (decrease) in net assets resulting from operations		$418,414,357

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,626,118	$11,621,782
Net realized gain (loss)	45,068,155	29,531,018
Change in net unrealized appreciation (depreciation)	364,720,084	(34,242,156)
Net increase (decrease) in net assets resulting from operations	418,414,357	6,910,644
Distributions to shareholders	(36,697,344)	(74,861,683)
Share transactions
Proceeds from sales of shares	209,522,448	170,935,114
Reinvestment of distributions	34,711,004	71,477,254
Cost of shares redeemed	(314,911,009)	(249,950,148)
Net increase (decrease) in net assets resulting from share transactions	(70,677,557)	(7,537,780)
Total increase (decrease) in net assets	311,039,456	(75,488,819)
Net Assets
Beginning of period	1,106,497,248	1,181,986,067
End of period	$1,417,536,704	$1,106,497,248
Other Information
Shares
Sold	9,623,803	8,835,455
Issued in reinvestment of distributions	1,619,739	4,077,425
Redeemed	(14,928,782)	(13,010,061)
Net increase (decrease)	(3,685,240)	(97,181)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Enhanced Index Fund

Years ended August 31,	2020	2019	2018	2017 A	2017 B	2016 C
Selected Per–Share Data
Net asset value, beginning of period	$20.24	$21.58	$17.61	$16.65	$13.86	$15.42
Income from Investment Operations
Net investment income (loss)D	.16	.21	.23	.12	.22	.20
Net realized and unrealized gain (loss)	8.08	(.15)	4.40	1.04	2.73	(1.09)
Total from investment operations	8.24	.06	4.63	1.16	2.95	(.89)
Distributions from net investment income	(.18)	(.24)E	(.18)	(.04)	(.16)	(.18)
Distributions from net realized gain	(.51)	(1.16)E	(.48)	(.16)	–	(.49)
Total distributions	(.68)F	(1.40)	(.66)	(.20)	(.16)	(.67)
Net asset value, end of period	$27.80	$20.24	$21.58	$17.61	$16.65	$13.86
Total ReturnG,H	41.73%	1.28%	26.86%	7.04%	21.33%	(6.01)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.39%	.39%	.39%	.40%K	.45%	.45%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.40%K	.45%	.45%
Expenses net of all reductions	.39%	.39%	.39%	.40%K	.45%	.45%
Net investment income (loss)	.74%	1.07%	1.18%	1.44%K	1.43%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,417,537	$1,106,497	$1,181,986	$924,332	$825,463	$449,088
Portfolio turnover rateL	69%	85%	100%	110%K	86%	89%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $.68 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.506 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Value Enhanced Index Fund	1.95%	7.84%	11.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Enhanced Index Fund on August 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$30,288	Fidelity® Large Cap Value Enhanced Index Fund
$28,517	Russell 1000® Value Index

Fidelity® Large Cap Value Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 21.94% for the 12 months ending August 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). From June through August, the index gained 15.48%, rising amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+58%) led, followed by consumer discretionary (+35%). In contrast, energy (-34%) fell hard along with the price of crude oil.

Comments from Senior Portfolio Manager Maximilian Kaufmann, of the Geode Capital Management, LLC, investment management team:  For the fiscal year ending August 31, 2020, the fund gained 1.95%, outperforming the 0.84% result of the benchmark Russell 1000® Value index. The primary contributor to performance versus the benchmark was security selection and an overweighting in information technology. An underweighting and stock picking in energy also lifted the fund's relative result. Also bolstering the fund's relative result was stock selection in the consumer discretionary sector, especially within the consumer durables & apparel industry. The biggest individual relative contributor was an overweight position in Regeneron Pharmaceuticals (+122%), which also was a position that was not held at the end of this period. Also lifting performance was our outsized stake in Nuance Communications, which gained 103%. Another top relative contributor was a larger-than-benchmark holding in Kroger (+61%). This was a position that was sold the past year. Conversely, the primary detractor from performance versus the benchmark was our stock picks in the financials sector, especially within the diversified financials industry. Security selection in real estate and utilities also hurt relative results. Our biggest individual relative detractor was our overweighting in MFA Financial (-81%), a position that was sold the past 12 months. Another notable relative detractor was our lighter-than-benchmark stake in Activision Blizzard (+66%), a holding we established this period. An overweighting in Extended Stay America (-43%) further hampered the portfolio’s relative result. Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Value Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.0
Johnson & Johnson	2.6
JPMorgan Chase & Co.	2.4
Walmart, Inc.	1.7
Procter & Gamble Co.	1.7
Verizon Communications, Inc.	1.6
Bank of America Corp.	1.6
The Walt Disney Co.	1.5
Medtronic PLC	1.4
Chevron Corp.	1.4
18.9

Top Market Sectors as of August 31, 2020

% of fund's net assets
Financials	18.7
Health Care	14.2
Industrials	11.4
Information Technology	9.9
Communication Services	9.7
Consumer Discretionary	8.6
Consumer Staples	7.5
Materials	4.7
Utilities	4.6
Real Estate	4.2

Asset Allocation (% of fund's net assets)

As of August 31, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.7%

Fidelity® Large Cap Value Enhanced Index Fund

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,577,857	$47,035,917
CenturyLink, Inc.	1,061,168	11,407,556
Verizon Communications, Inc.	1,044,136	61,885,941
		120,329,414
Entertainment - 2.3%
Activision Blizzard, Inc.	66,738	5,573,958
Cinemark Holdings, Inc.	294,464	4,313,898
Electronic Arts, Inc. (a)	152,970	21,334,726
The Walt Disney Co.	442,408	58,340,343
		89,562,925
Interactive Media & Services - 2.6%
Alphabet, Inc.:
Class A (a)	16,709	27,227,817
Class C (a)	23,107	37,760,997
Facebook, Inc. Class A (a)	71,097	20,845,640
Zillow Group, Inc.:
Class A (a)	17,542	1,495,982
Class C (a)(b)	155,391	13,326,332
		100,656,768
Media - 1.7%
Comcast Corp. Class A	1,063,449	47,653,150
Liberty Media Corp.:
Liberty Media Class A (a)	32,622	1,180,264
Liberty SiriusXM Series A (a)	290,462	10,546,675
Liberty SiriusXM Series C (a)	177,025	6,372,015
ViacomCBS, Inc. Class B	84,904	2,364,576
		68,116,680

TOTAL COMMUNICATION SERVICES		378,665,787

CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.2%
BorgWarner, Inc.	182,573	7,410,638
Automobiles - 0.4%
Ford Motor Co.	1,749,421	11,931,051
General Motors Co.	169,930	5,035,026
		16,966,077
Distributors - 0.2%
LKQ Corp. (a)	230,150	7,304,961
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (a)	143,218	6,240,008
Hotels, Restaurants & Leisure - 2.5%
Carnival Corp. (b)	884,647	14,578,983
Darden Restaurants, Inc.	42,913	3,719,270
McDonald's Corp.	178,346	38,080,438
Royal Caribbean Cruises Ltd. (b)	344,231	23,696,862
Vail Resorts, Inc.	17,306	3,766,997
Wyndham Destinations, Inc.	194,665	5,643,338
Wynn Resorts Ltd.	45,483	3,977,488
Yum! Brands, Inc.	56,189	5,385,716
		98,849,092
Household Durables - 2.3%
D.R. Horton, Inc.	366,115	26,129,628
Garmin Ltd.	42,625	4,416,376
Lennar Corp. Class A	157,756	11,803,304
M.D.C. Holdings, Inc.	134,327	5,827,105
Meritage Homes Corp. (a)	59,983	5,760,167
Mohawk Industries, Inc. (a)	53,478	4,937,624
Newell Brands, Inc.	407,180	6,506,736
NVR, Inc. (a)	293	1,221,324
PulteGroup, Inc.	394,352	17,584,156
Taylor Morrison Home Corp. (a)	124,471	2,928,803
Tempur Sealy International, Inc. (a)	23,407	2,002,235
		89,117,458
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (a)	1,345	4,641,541
Leisure Products - 0.1%
Brunswick Corp.	48,129	2,978,704
Polaris, Inc.	27,490	2,777,590
		5,756,294
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	23,681	2,279,770
Target Corp.	117,470	17,762,639
		20,042,409
Specialty Retail - 1.5%
Aaron's, Inc. Class A	101,611	5,679,039
Advance Auto Parts, Inc.	4,088	638,995
AutoNation, Inc. (a)	116,111	6,602,071
Dick's Sporting Goods, Inc. (b)	36,535	1,977,274
Foot Locker, Inc. (b)	65,421	1,984,219
Lowe's Companies, Inc.	65,937	10,859,165
The Home Depot, Inc.	107,452	30,628,118
		58,368,881
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	138,210	2,189,246
Carter's, Inc.	29,262	2,329,840
Deckers Outdoor Corp. (a)	34,395	7,012,109
NIKE, Inc. Class B	61,267	6,855,165
Tapestry, Inc.	201,833	2,973,000
		21,359,360

TOTAL CONSUMER DISCRETIONARY		336,056,719

CONSUMER STAPLES - 7.5%
Beverages - 1.2%
Molson Coors Beverage Co. Class B	162,637	6,121,657
PepsiCo, Inc.	93,284	13,065,357
The Coca-Cola Co.	585,227	28,986,293
		48,173,307
Food & Staples Retailing - 1.9%
U.S. Foods Holding Corp. (a)	249,300	6,070,455
Walmart, Inc.	478,556	66,447,501
		72,517,956
Food Products - 1.4%
Archer Daniels Midland Co.	175,073	7,836,267
General Mills, Inc.	27,951	1,787,466
Ingredion, Inc.	11,066	890,149
Mondelez International, Inc.	307,337	17,954,628
The Hershey Co.	46,373	6,892,883
Tyson Foods, Inc. Class A	297,713	18,696,376
		54,057,769
Household Products - 2.4%
Colgate-Palmolive Co.	279,890	22,184,081
Kimberly-Clark Corp.	44,571	7,031,521
Procter & Gamble Co.	473,922	65,557,630
		94,773,232
Tobacco - 0.6%
Philip Morris International, Inc.	266,836	21,290,844

TOTAL CONSUMER STAPLES		290,813,108

ENERGY - 4.0%
Energy Equipment & Services - 0.5%
Halliburton Co.	195,048	3,155,877
Schlumberger Ltd.	578,368	10,994,776
TechnipFMC PLC	684,047	5,267,162
		19,417,815
Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	631,949	53,039,480
Concho Resources, Inc.	6,010	312,400
ConocoPhillips Co.	597,552	22,641,245
EOG Resources, Inc.	390,035	17,684,187
Exxon Mobil Corp.	596,553	23,826,327
Kinder Morgan, Inc.	855,439	11,822,167
Marathon Oil Corp.	483,631	2,553,572
ONEOK, Inc. (b)	29,102	799,723
Pioneer Natural Resources Co.	25,433	2,643,252
Valero Energy Corp.	23,479	1,234,761
		136,557,114

TOTAL ENERGY		155,974,929

FINANCIALS - 18.7%
Banks - 7.1%
Associated Banc-Corp.	43,887	589,841
Bank of America Corp.	2,384,556	61,378,471
Citigroup, Inc.	859,289	43,926,854
Citizens Financial Group, Inc.	346,010	8,951,279
First Horizon National Corp.	139,947	1,336,494
Huntington Bancshares, Inc.	373,068	3,510,570
JPMorgan Chase & Co.	919,400	92,114,686
KeyCorp	379,432	4,674,602
M&T Bank Corp.	68,811	7,105,424
PacWest Bancorp	125,899	2,402,153
Regions Financial Corp.	737,133	8,521,257
Truist Financial Corp.	221,102	8,580,969
U.S. Bancorp	32,313	1,176,193
Umpqua Holdings Corp.	111,293	1,255,385
Webster Financial Corp.	49,570	1,363,175
Wells Fargo & Co.	1,261,392	30,462,617
		277,349,970
Capital Markets - 3.7%
Affiliated Managers Group, Inc. (b)	52,683	3,616,688
Ameriprise Financial, Inc.	45,931	7,201,981
Bank of New York Mellon Corp.	516,351	19,094,660
BlackRock, Inc. Class A	6,675	3,966,218
Charles Schwab Corp.	381,089	13,540,092
CME Group, Inc.	14,958	2,630,663
Federated Hermes, Inc. Class B (non-vtg.)	50,316	1,203,056
Franklin Resources, Inc. (b)	162,126	3,414,374
Goldman Sachs Group, Inc.	84,405	17,292,052
Intercontinental Exchange, Inc.	110,218	11,708,458
Invesco Ltd. (b)	726,482	7,410,116
LPL Financial	91,778	7,540,480
Morgan Stanley	489,240	25,567,682
State Street Corp.	282,738	19,251,630
		143,438,150
Consumer Finance - 0.7%
American Express Co. (b)	38,175	3,878,198
Capital One Financial Corp.	60,769	4,194,884
Discover Financial Services	46,612	2,474,165
OneMain Holdings, Inc.	81,050	2,356,934
SLM Corp.	867,534	6,627,960
Synchrony Financial	308,630	7,657,110
		27,189,251
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	536,817	117,047,579
Jefferies Financial Group, Inc.	141,232	2,477,209
		119,524,788
Insurance - 3.8%
Allstate Corp.	232,497	21,622,221
American Financial Group, Inc.	62,926	4,206,603
Arch Capital Group Ltd. (a)	121,579	3,834,602
Assured Guaranty Ltd.	106,752	2,289,830
Chubb Ltd.	89,536	11,192,000
First American Financial Corp.	352,334	18,522,198
FNF Group	404,458	13,278,356
Hanover Insurance Group, Inc.	33,735	3,457,500
Hartford Financial Services Group, Inc.	320,550	12,966,248
Markel Corp. (a)	2,066	2,245,391
MetLife, Inc.	74,041	2,847,617
Old Republic International Corp.	186,863	3,010,363
Primerica, Inc.	53,560	6,686,966
Progressive Corp.	190,024	18,059,881
Prudential Financial, Inc.	63,971	4,335,315
Selective Insurance Group, Inc.	43,868	2,623,745
Unum Group	477,361	8,821,631
W.R. Berkley Corp.	101,665	6,308,313
Willis Towers Watson PLC	12,336	2,535,418
		148,844,198
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	152,528	2,152,170
Blackstone Mortgage Trust, Inc.	16,167	384,290
Starwood Property Trust, Inc.	252,060	3,932,136
		6,468,596
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	92,820	851,159
Radian Group, Inc.	156,310	2,413,426
		3,264,585

TOTAL FINANCIALS		726,079,538

HEALTH CARE - 14.2%
Biotechnology - 1.7%
AbbVie, Inc.	169,198	16,204,092
Alexion Pharmaceuticals, Inc. (a)	7,195	821,813
Amgen, Inc.	41,104	10,412,465
Biogen, Inc. (a)	54,555	15,692,200
Gilead Sciences, Inc.	330,609	22,068,151
		65,198,721
Health Care Equipment & Supplies - 4.8%
Abbott Laboratories	449,486	49,205,232
Baxter International, Inc.	15,521	1,351,413
Becton, Dickinson & Co.	6,326	1,535,763
Boston Scientific Corp. (a)	177,239	7,270,344
Danaher Corp.	162,911	33,636,234
Edwards Lifesciences Corp. (a)	81,567	7,001,711
Hill-Rom Holdings, Inc.	132,266	12,405,228
Hologic, Inc. (a)	295,495	17,646,961
Medtronic PLC	523,227	56,231,206
		186,284,092
Health Care Providers & Services - 2.2%
Anthem, Inc.	48,429	13,633,732
Cigna Corp.	10,469	1,856,887
CVS Health Corp.	578,359	35,927,661
DaVita HealthCare Partners, Inc. (a)	58,343	5,061,839
Humana, Inc.	22,391	9,296,071
McKesson Corp.	86,909	13,335,317
UnitedHealth Group, Inc.	25,918	8,100,671
		87,212,178
Health Care Technology - 0.0%
Cerner Corp.	17,664	1,296,008
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	13,183	5,655,243
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	444,166	27,627,125
Johnson & Johnson	643,917	98,783,307
Merck & Co., Inc.	224,267	19,123,247
Mylan NV (a)	1,029,115	16,856,904
Pfizer, Inc.	1,125,025	42,514,695
		204,905,278

TOTAL HEALTH CARE		550,551,520

INDUSTRIALS - 11.4%
Aerospace & Defense - 2.7%
Curtiss-Wright Corp.	89,664	9,174,420
Harris Corp.	97,650	17,649,261
Howmet Aerospace, Inc.	364,319	6,382,869
Moog, Inc. Class A	59,461	3,584,904
Northrop Grumman Corp.	51,541	17,658,462
Parsons Corp. (a)	208,530	6,935,708
Raytheon Technologies Corp.	375,290	22,892,690
Spirit AeroSystems Holdings, Inc. Class A	13,319	273,839
Teledyne Technologies, Inc. (a)	6,300	1,975,743
The Boeing Co.	114,502	19,673,734
		106,201,630
Air Freight & Logistics - 0.1%
FedEx Corp.	16,808	3,695,071
Airlines - 0.3%
Copa Holdings SA Class A	145,788	7,763,211
Southwest Airlines Co. (b)	71,700	2,694,486
		10,457,697
Building Products - 1.3%
Armstrong World Industries, Inc. (b)	16,015	1,180,946
Carrier Global Corp.	544,509	16,253,594
Fortune Brands Home & Security, Inc.	184,606	15,521,672
Johnson Controls International PLC	212,628	8,660,338
Simpson Manufacturing Co. Ltd.	36,577	3,596,982
Ufp Industries, Inc.	117,016	6,944,900
		52,158,432
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	259,902	24,098,113
UniFirst Corp.	38,525	7,420,686
Waste Management, Inc.	52,691	6,006,774
		37,525,573
Construction & Engineering - 0.4%
EMCOR Group, Inc.	222,346	16,678,173
Electrical Equipment - 0.5%
AMETEK, Inc.	38,344	3,861,241
Eaton Corp. PLC	116,364	11,880,764
Emerson Electric Co.	30,526	2,120,641
Hubbell, Inc. Class B	8,432	1,221,965
nVent Electric PLC	94,563	1,808,045
Regal Beloit Corp.	6,359	628,651
		21,521,307
Industrial Conglomerates - 1.0%
General Electric Co.	4,609,528	29,224,408
Honeywell International, Inc.	48,037	7,952,525
		37,176,933
Machinery - 2.3%
AGCO Corp.	290,843	20,678,937
Caterpillar, Inc.	55,011	7,828,615
Crane Co.	12,182	688,770
Cummins, Inc.	130,785	27,105,191
Dover Corp.	22,710	2,494,466
Flowserve Corp. (b)	13,262	393,616
IDEX Corp. (b)	6,195	1,116,525
Oshkosh Corp.	34,096	2,625,733
Otis Worldwide Corp.	178,105	11,202,805
Parker Hannifin Corp.	38,003	7,828,998
Rexnord Corp.	184,061	5,330,407
Timken Co.	54,275	2,941,162
		90,235,225
Professional Services - 0.3%
FTI Consulting, Inc. (a)(b)	43,305	4,969,682
Nielsen Holdings PLC	417,112	6,373,471
		11,343,153
Road & Rail - 1.4%
CSX Corp.	214,559	16,405,181
Norfolk Southern Corp.	67,559	14,358,314
Schneider National, Inc. Class B	170,486	4,613,351
Werner Enterprises, Inc.	377,897	17,387,041
		52,763,887
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A (b)	28,978	900,636
HD Supply Holdings, Inc. (a)	63,480	2,517,617
		3,418,253

TOTAL INDUSTRIALS		443,175,334

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.4%
Ciena Corp. (a)	145,037	8,233,750
Cisco Systems, Inc.	917,644	38,742,930
CommScope Holding Co., Inc. (a)	540,799	5,570,230
F5 Networks, Inc. (a)	13,031	1,724,392
		54,271,302
Electronic Equipment & Components - 0.5%
Corning, Inc.	128,846	4,182,341
FLIR Systems, Inc.	189,473	6,991,554
National Instruments Corp.	103,909	3,729,294
SYNNEX Corp.	43,586	5,541,960
		20,445,149
IT Services - 2.0%
Alliance Data Systems Corp.	18,958	855,195
Amdocs Ltd.	325,063	19,903,607
Automatic Data Processing, Inc.	24,884	3,461,116
Fastly, Inc. Class A (a)(b)	43,744	4,061,193
Fidelity National Information Services, Inc.	26,868	4,053,038
Global Payments, Inc.	15,150	2,675,793
IBM Corp.	70,034	8,635,893
ManTech International Corp. Class A	8,630	645,956
Okta, Inc. (a)	13,607	2,930,540
PayPal Holdings, Inc. (a)	71,199	14,534,564
Twilio, Inc. Class A (a)	57,013	15,379,827
		77,136,722
Semiconductors & Semiconductor Equipment - 3.1%
Amkor Technology, Inc. (a)	89,709	1,094,001
Analog Devices, Inc.	100,460	11,741,765
Applied Materials, Inc.	300,841	18,531,806
Cirrus Logic, Inc. (a)	116,282	7,045,526
Intel Corp.	734,465	37,420,992
Micron Technology, Inc. (a)	182,922	8,324,780
NVIDIA Corp.	11,820	6,323,464
ON Semiconductor Corp. (a)	299,001	6,389,651
Qualcomm, Inc.	178,462	21,254,824
Synaptics, Inc. (a)	40,745	3,476,771
		121,603,580
Software - 2.4%
Box, Inc. Class A (a)	210,804	4,138,083
Crowdstrike Holdings, Inc. (a)	49,383	6,208,925
Dropbox, Inc. Class A (a)	164,289	3,477,998
FireEye, Inc. (a)	464,984	6,825,965
Microsoft Corp.	84,099	18,966,847
Nuance Communications, Inc. (a)	349,006	10,456,220
Proofpoint, Inc. (a)	65,746	7,210,364
Salesforce.com, Inc. (a)	13,734	3,744,575
Synopsys, Inc. (a)	49,803	11,021,404
Verint Systems, Inc. (a)	126,581	6,020,192
Workday, Inc. Class A (a)	42,502	10,188,154
Workiva, Inc. (a)	52,391	3,091,069
		91,349,796
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	163,192	21,058,296

TOTAL INFORMATION TECHNOLOGY		385,864,845

MATERIALS - 4.7%
Chemicals - 2.1%
CF Industries Holdings, Inc.	347,834	11,349,823
DuPont de Nemours, Inc.	323,204	18,021,855
Eastman Chemical Co.	254,281	18,590,484
Huntsman Corp.	715,445	15,467,921
Linde PLC	60,494	15,107,772
Valvoline, Inc.	78,002	1,591,241
W.R. Grace & Co.	37,241	1,516,081
		81,645,177
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	440,014	6,151,396
WestRock Co.	44,698	1,355,690
		7,507,086
Metals & Mining - 2.4%
Arconic Rolled Products Corp. (a)	21,971	488,855
Freeport-McMoRan, Inc.	625,682	9,766,896
Hecla Mining Co.	617,269	3,715,959
Newmont Corp.	485,887	32,690,477
Reliance Steel & Aluminum Co.	182,954	19,186,386
Royal Gold, Inc.	145,451	19,827,880
Steel Dynamics, Inc.	206,111	6,084,397
		91,760,850

TOTAL MATERIALS		180,913,113

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Homes 4 Rent Class A	302,312	8,658,216
American Tower Corp.	30,000	7,474,500
Apple Hospitality (REIT), Inc.	140,594	1,429,841
AvalonBay Communities, Inc.	68,016	10,750,609
Camden Property Trust (SBI)	75,379	6,854,966
Columbia Property Trust, Inc.	98,466	1,161,899
Crown Castle International Corp.	82,242	13,426,007
Digital Realty Trust, Inc.	185,570	28,883,971
EastGroup Properties, Inc.	11,342	1,510,301
Equinix, Inc.	17,985	14,204,193
Equity Commonwealth	27,405	860,243
Equity Residential (SBI)	25,619	1,446,193
Gaming & Leisure Properties	125,898	4,576,392
Healthpeak Properties, Inc.	133,608	3,692,925
Highwoods Properties, Inc. (SBI)	10,630	396,074
Lamar Advertising Co. Class A	62,844	4,350,690
Life Storage, Inc.	83,067	8,757,754
Outfront Media, Inc.	216,452	3,664,532
Paramount Group, Inc.	262,051	1,939,177
Park Hotels & Resorts, Inc.	1,004,441	9,532,145
Potlatch Corp.	31,957	1,471,300
Prologis (REIT), Inc.	7,859	800,518
Public Storage	25,092	5,329,541
SBA Communications Corp. Class A	29,727	9,098,543
Store Capital Corp.	151,882	4,106,889
Ventas, Inc.	131,057	5,400,859
Weyerhaeuser Co.	40,500	1,227,555
		161,005,833
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (a)	22,147	1,309,109
Jones Lang LaSalle, Inc.	24,926	2,568,375
		3,877,484

TOTAL REAL ESTATE		164,883,317

UTILITIES - 4.6%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	43,328	3,415,546
Avangrid, Inc. (b)	23,763	1,141,575
Duke Energy Corp.	139,413	11,200,440
Entergy Corp.	58,659	5,815,453
Evergy, Inc.	61,727	3,285,111
Eversource Energy	47,797	4,096,681
Exelon Corp.	430,581	15,892,745
FirstEnergy Corp.	30,171	862,589
IDACORP, Inc.	20,448	1,838,275
NextEra Energy, Inc.	70,649	19,723,081
NRG Energy, Inc.	120,376	4,142,138
OGE Energy Corp.	314,031	10,005,028
PNM Resources, Inc. (b)	43,199	1,886,932
Portland General Electric Co.	217,234	8,287,477
PPL Corp.	489,126	13,514,551
Xcel Energy, Inc.	11,620	807,300
		105,914,922
Gas Utilities - 0.3%
UGI Corp.	333,668	11,521,556
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	470,265	8,347,204
Vistra Corp.	270,986	5,211,061
		13,558,265
Multi-Utilities - 1.1%
Ameren Corp.	146,250	11,569,838
CMS Energy Corp.	24,351	1,472,992
Dominion Energy, Inc.	34,901	2,737,634
DTE Energy Co.	78,237	9,284,385
MDU Resources Group, Inc.	482,669	11,400,642
NorthWestern Energy Corp.	14,290	737,936
Public Service Enterprise Group, Inc.	118,991	6,216,090
		43,419,517
Water Utilities - 0.1%
American Water Works Co., Inc.	17,017	2,405,183
Essential Utilities, Inc.	20,515	871,888
		3,277,071

TOTAL UTILITIES		177,691,331

TOTAL COMMON STOCKS
(Cost $3,388,185,799)		3,790,669,541

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.12% (c)	94,639,069	94,657,997
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	38,876,706	38,880,593
TOTAL MONEY MARKET FUNDS
(Cost $133,538,590)		133,538,590
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $3,521,724,389)		3,924,208,131
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(37,069,464)
NET ASSETS - 100%		$3,887,138,667

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	555	Sept. 2020	$97,094,475	$9,465,807	$9,465,807

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $72,479,194.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$699,086
Fidelity Securities Lending Cash Central Fund	373,176
Total	$1,072,262

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$378,665,787	$378,665,787	$--	$--
Consumer Discretionary	336,056,719	336,056,719	--	--
Consumer Staples	290,813,108	290,813,108	--	--
Energy	155,974,929	155,974,929	--	--
Financials	726,079,538	726,079,538	--	--
Health Care	550,551,520	550,551,520	--	--
Industrials	443,175,334	443,175,334	--	--
Information Technology	385,864,845	385,864,845	--	--
Materials	180,913,113	180,913,113	--	--
Real Estate	164,883,317	164,883,317	--	--
Utilities	177,691,331	177,691,331	--	--
Money Market Funds	133,538,590	133,538,590	--	--
Total Investments in Securities:	$3,924,208,131	$3,924,208,131	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$9,465,807	$9,465,807	$--	$--
Total Assets	$9,465,807	$9,465,807	$--	$--
Total Derivative Instruments:	$9,465,807	$9,465,807	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$9,465,807	$0
Total Equity Risk	9,465,807	0
Total Value of Derivatives	$9,465,807	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value (including securities loaned of $36,785,009) — See accompanying schedule: Unaffiliated issuers (cost $3,388,185,799)	$3,790,669,541
Fidelity Central Funds (cost $133,538,590)	133,538,590
Total Investment in Securities (cost $3,521,724,389)		$3,924,208,131
Segregated cash with brokers for derivative instruments		7,404,000
Receivable for fund shares sold		2,239,716
Dividends receivable		8,108,189
Distributions receivable from Fidelity Central Funds		13,741
Total assets		3,941,973,777
Liabilities
Payable for fund shares redeemed	$14,554,737
Accrued management fee	1,229,558
Payable for daily variation margin on futures contracts	173,223
Collateral on securities loaned	38,877,592
Total liabilities		54,835,110
Net Assets		$3,887,138,667
Net Assets consist of:
Paid in capital		$3,530,491,760
Total accumulated earnings (loss)		356,646,907
Net Assets		$3,887,138,667
Net Asset Value, offering price and redemption price per share ($3,887,138,667 ÷ 307,677,030 shares)		$12.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Dividends		$96,355,278
Interest		31,643
Income from Fidelity Central Funds (including $373,176 from security lending)		1,072,262
Total income		97,459,183
Expenses
Management fee	$14,616,091
Independent trustees' fees and expenses	21,957
Interest	7,367
Miscellaneous	35,061
Total expenses before reductions	14,680,476
Expense reductions	(1,928)
Total expenses after reductions		14,678,548
Net investment income (loss)		82,780,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(62,386,411)
Fidelity Central Funds	3,286
Futures contracts	(12,416,906)
Total net realized gain (loss)		(74,800,031)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	49,243,455
Futures contracts	7,962,447
Total change in net unrealized appreciation (depreciation)		57,205,902
Net gain (loss)		(17,594,129)
Net increase (decrease) in net assets resulting from operations		$65,186,506

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,780,635	$87,014,636
Net realized gain (loss)	(74,800,031)	59,260,021
Change in net unrealized appreciation (depreciation)	57,205,902	(169,982,617)
Net increase (decrease) in net assets resulting from operations	65,186,506	(23,707,960)
Distributions to shareholders	(133,328,253)	(231,584,709)
Share transactions
Proceeds from sales of shares	1,109,158,059	875,552,334
Reinvestment of distributions	129,596,262	225,314,715
Cost of shares redeemed	(1,040,826,463)	(1,013,499,571)
Net increase (decrease) in net assets resulting from share transactions	197,927,858	87,367,478
Total increase (decrease) in net assets	129,786,111	(167,925,191)
Net Assets
Beginning of period	3,757,352,556	3,925,277,747
End of period	$3,887,138,667	$3,757,352,556
Other Information
Shares
Sold	90,730,727	69,275,964
Issued in reinvestment of distributions	9,571,363	18,657,416
Redeemed	(86,005,764)	(78,854,901)
Net increase (decrease)	14,296,326	9,078,479

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Enhanced Index Fund

Years ended August 31,	2020	2019	2018	2017 A	2017 B	2016 C
Selected Per–Share Data
Net asset value, beginning of period	$12.81	$13.81	$12.50	$12.53	$9.94	$11.38
Income from Investment Operations
Net investment income (loss)D	.28	.30	.30	.14	.25	.24
Net realized and unrealized gain (loss)	–E	(.46)	1.57	(.04)	2.55	(1.32)
Total from investment operations	.28	(.16)	1.87	.10	2.80	(1.08)
Distributions from net investment income	(.29)	(.31)	(.22)	(.04)	(.21)	(.21)
Distributions from net realized gain	(.17)	(.54)	(.34)	(.09)	–	(.15)
Total distributions	(.46)	(.84)F	(.56)	(.13)	(.21)	(.36)
Net asset value, end of period	$12.63	$12.81	$13.81	$12.50	$12.53	$9.94
Total ReturnG,H	1.95%	(.77)%	15.20%	.79%	28.30%	(9.69)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.39%	.39%	.39%	.40%K	.45%	.45%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.40%K	.45%	.45%
Expenses net of all reductions	.39%	.39%	.39%	.40%K	.45%	.45%
Net investment income (loss)	2.21%	2.37%	2.27%	2.27%K	2.23%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,887,139	$3,757,353	$3,925,278	$3,062,841	$2,889,227	$1,568,289
Portfolio turnover rateL	81%	94%	99%	93%K	81%	88%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Amount represents less than $.005 per share.

 F Total distributions of $.84 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.536 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Core Enhanced Index Fund	21.97%	13.75%	14.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Core Enhanced Index Fund on August 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$40,243	Fidelity® Large Cap Core Enhanced Index Fund
$41,038	S&P 500® Index

Fidelity® Large Cap Core Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 21.94% for the 12 months ending August 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). From June through August, the index gained 15.48%, rising amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+58%) led, followed by consumer discretionary (+35%). In contrast, energy (-34%) fell hard along with the price of crude oil.

Comments from Senior Portfolio Manager Maximilian Kaufmann, of the Geode Capital Management, LLC, investment management team:  For the fiscal year ending August 31, 2020, the fund gained 21.97%, roughly in line with the 21.94% result of the benchmark S&P 500® Index. The primary contributor to performance versus the benchmark was an underweighting and stock selection in energy. Strong picks in the information technology sector, especially within the software & services industry, also lifted performance. Also helping was stock picking in the consumer discretionary sector, primarily driven by the retailing industry. The biggest individual relative contributor was an underweight position in Boeing (-52%). The company was not held at period end. Another key relative contributor was an out-of-benchmark stake in Square (+98%). This was a position we established the past 12 months. Another notable relative contributor was an outsized stake in Biogen (+31%). In contrast, the biggest detractor from performance versus the benchmark was our security selection in materials. Weak picks in utilities also hurt the fund's relative performance. Also hurting the fund's relative performance was an underweighting in the information technology sector, especially within the technology hardware & equipment industry. Our biggest individual relative detractor was an overweighting in Chevron (-25%). Another notable relative detractor was an outsized stake in Wells Fargo (-46%). An underweight stake in PayPal Holdings (+87%) also hampered the portfolio’s relative result. Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to consumer discretionary.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Core Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Apple, Inc.	7.6
Microsoft Corp.	6.2
Amazon.com, Inc.	5.3
Facebook, Inc. Class A	2.9
Alphabet, Inc. Class C	2.1
Johnson & Johnson	1.7
Alphabet, Inc. Class A	1.7
Berkshire Hathaway, Inc. Class B	1.5
NVIDIA Corp.	1.5
UnitedHealth Group, Inc.	1.4
31.9

Top Market Sectors as of August 31, 2020

% of fund's net assets
Information Technology	28.2
Health Care	14.4
Consumer Discretionary	12.8
Communication Services	11.2
Financials	8.7
Industrials	8.5
Consumer Staples	5.3
Energy	2.4
Materials	2.4
Real Estate	2.3

Asset Allocation (% of fund's net assets)

As of August 31, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.2%

Fidelity® Large Cap Core Enhanced Index Fund

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	224,719	$6,698,873
CenturyLink, Inc.	362,299	3,894,714
Verizon Communications, Inc.	175,215	10,384,993
		20,978,580
Entertainment - 2.2%
Cinemark Holdings, Inc.	26,989	395,389
Electronic Arts, Inc. (a)	37,954	5,293,444
Netflix, Inc. (a)	25,295	13,395,220
The Walt Disney Co.	37,904	4,998,400
		24,082,453
Interactive Media & Services - 6.7%
Alphabet, Inc.:
Class A (a)	10,990	17,908,535
Class C (a)	14,007	22,889,959
Facebook, Inc. Class A (a)	107,817	31,611,944
		72,410,438
Media - 0.4%
Comcast Corp. Class A	84,062	3,766,818
Liberty Media Corp. Liberty SiriusXM Series C (a)	11,267	405,556
Omnicom Group, Inc.	11,022	596,180
		4,768,554

TOTAL COMMUNICATION SERVICES		122,240,025

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.2%
BorgWarner, Inc.	42,247	1,714,806
Automobiles - 0.4%
Ford Motor Co. (b)	456,117	3,110,718
General Motors Co.	36,177	1,071,925
		4,182,643
Diversified Consumer Services - 0.1%
Frontdoor, Inc. (a)	2,341	101,997
Graham Holdings Co.	791	338,508
Service Corp. International	6,499	296,679
		737,184
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. (b)	131,119	2,160,841
McDonald's Corp.	38,878	8,301,231
Norwegian Cruise Line Holdings Ltd. (a)(b)	133,805	2,289,404
Starbucks Corp.	7,681	648,814
Wyndham Destinations, Inc.	33,429	969,107
		14,369,397
Household Durables - 1.8%
D.R. Horton, Inc.	87,423	6,239,380
Garmin Ltd.	29,690	3,076,181
M.D.C. Holdings, Inc.	36,522	1,584,324
Meritage Homes Corp. (a)	18,727	1,798,354
NVR, Inc. (a)	844	3,518,079
PulteGroup, Inc.	62,055	2,767,032
Taylor Morrison Home Corp. (a)	26,688	627,969
		19,611,319
Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc. (a)	16,652	57,465,386
Leisure Products - 0.3%
Polaris, Inc.	31,106	3,142,950
Multiline Retail - 0.0%
Target Corp.	407	61,542
Specialty Retail - 2.6%
Aaron's, Inc. Class A	45,370	2,535,729
AutoNation, Inc. (a)	7,974	453,402
AutoZone, Inc. (a)	2,095	2,506,269
Best Buy Co., Inc.	29,091	3,226,483
Lowe's Companies, Inc.	50,717	8,352,583
Murphy U.S.A., Inc. (a)	475	64,059
The Home Depot, Inc.	40,822	11,635,903
		28,774,428
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	12,099	963,322
Hanesbrands, Inc.	24,460	373,993
NIKE, Inc. Class B	65,781	7,360,236
Ralph Lauren Corp.	936	64,425
		8,761,976

TOTAL CONSUMER DISCRETIONARY		138,821,631

CONSUMER STAPLES - 5.3%
Beverages - 1.5%
Coca-Cola Bottling Co. Consolidated	2,070	565,731
Molson Coors Beverage Co. Class B	22,868	860,752
PepsiCo, Inc.	29,936	4,192,836
The Coca-Cola Co.	211,915	10,496,150
		16,115,469
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	10,835	3,766,896
Walmart, Inc.	80,757	11,213,109
		14,980,005
Food Products - 0.7%
Archer Daniels Midland Co.	45,885	2,053,813
Mondelez International, Inc.	53,243	3,110,456
The Hershey Co.	83	12,337
Tyson Foods, Inc. Class A	36,747	2,307,712
		7,484,318
Household Products - 1.4%
Kimberly-Clark Corp.	6,286	991,679
Procter & Gamble Co.	108,521	15,011,710
		16,003,389
Tobacco - 0.3%
Altria Group, Inc.	6,390	279,499
Philip Morris International, Inc.	38,804	3,096,171
		3,375,670

TOTAL CONSUMER STAPLES		57,958,851

ENERGY - 2.4%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	116,852	2,221,357
TechnipFMC PLC	120,970	931,469
		3,152,826
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.	110,375	9,263,774
ConocoPhillips Co.	93,436	3,540,290
EOG Resources, Inc.	83,064	3,766,122
Exxon Mobil Corp.	54,491	2,176,371
Kinder Morgan, Inc. (b)	31,424	434,280
Marathon Oil Corp.	22,910	120,965
Occidental Petroleum Corp.	72,966	929,587
Occidental Petroleum Corp. warrants 8/3/27 (a)	9,120	26,904
Pioneer Natural Resources Co.	27,862	2,895,698
		23,153,991

TOTAL ENERGY		26,306,817

FINANCIALS - 8.7%
Banks - 3.1%
Bank of America Corp.	216,407	5,570,316
Citigroup, Inc.	172,386	8,812,372
JPMorgan Chase & Co.	140,789	14,105,650
Wells Fargo & Co.	211,254	5,101,784
		33,590,122
Capital Markets - 1.5%
Bank of New York Mellon Corp.	20,511	758,497
BlackRock, Inc. Class A	170	101,012
Charles Schwab Corp.	13,234	470,204
Federated Hermes, Inc. Class B (non-vtg.)	26,190	626,203
Goldman Sachs Group, Inc.	18,806	3,852,785
LPL Financial	19,021	1,562,765
Morgan Stanley	49,295	2,576,157
Raymond James Financial, Inc.	2,748	208,079
State Street Corp.	44,171	3,007,603
T. Rowe Price Group, Inc.	23,230	3,233,848
		16,397,153
Consumer Finance - 0.3%
Discover Financial Services	23,627	1,254,121
SLM Corp.	43,206	330,094
Synchrony Financial	77,019	1,910,841
		3,495,056
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	76,590	16,699,684
Insurance - 2.0%
Allstate Corp.	22,305	2,074,365
American Financial Group, Inc.	19,389	1,296,155
CNA Financial Corp.	8,782	282,517
First American Financial Corp.	73,535	3,865,735
FNF Group	9,155	300,559
Hartford Financial Services Group, Inc.	13,387	541,504
Primerica, Inc.	20,932	2,613,360
Progressive Corp.	69,123	6,569,450
Selective Insurance Group, Inc.	3,113	186,189
Unum Group	13,763	254,340
W.R. Berkley Corp.	59,134	3,669,265
		21,653,439
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	24,660	181,251
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	237,490	2,177,783
TFS Financial Corp.	31,120	480,804
		2,658,587

TOTAL FINANCIALS		94,675,292

HEALTH CARE - 14.4%
Biotechnology - 2.6%
AbbVie, Inc.	115,817	11,091,794
Amgen, Inc.	21,667	5,488,684
Biogen, Inc. (a)	13,623	3,918,520
Gilead Sciences, Inc.	60,834	4,060,670
Regeneron Pharmaceuticals, Inc. (a)	5,166	3,202,558
United Therapeutics Corp. (a)	4,355	465,811
		28,228,037
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	114,702	12,556,428
Baxter International, Inc.	17,878	1,556,637
Boston Scientific Corp. (a)(b)	15,885	651,603
Danaher Corp.	15,970	3,297,326
Edwards Lifesciences Corp. (a)	66,603	5,717,202
Hill-Rom Holdings, Inc.	17,950	1,683,531
Hologic, Inc. (a)	89,267	5,331,025
Medtronic PLC	89,067	9,572,030
		40,365,782
Health Care Providers & Services - 2.7%
Anthem, Inc.	25,045	7,050,668
Cigna Corp.	4,519	801,535
CVS Health Corp.	61,894	3,844,855
Humana, Inc.	3,891	1,615,426
McKesson Corp.	424	65,059
UnitedHealth Group, Inc.	49,200	15,377,460
		28,755,003
Health Care Technology - 0.6%
Cerner Corp.	75,170	5,515,223
Veeva Systems, Inc. Class A (a)	2,390	674,625
		6,189,848
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	1,267	452,598
Thermo Fisher Scientific, Inc.	7,274	3,120,401
		3,572,999
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	140,323	8,728,091
Bristol-Myers Squibb Co. rights (a)	15,189	40,707
Eli Lilly & Co.	51,174	7,593,710
Johnson & Johnson	117,747	18,063,567
Merck & Co., Inc.	127,076	10,835,771
Mylan NV (a)	65,930	1,079,933
Pfizer, Inc.	70,981	2,682,372
		49,024,151

TOTAL HEALTH CARE		156,135,820

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	24,975	2,555,442
Harris Corp.	12,690	2,293,591
Howmet Aerospace, Inc.	4,709	82,502
Lockheed Martin Corp.	5,001	1,951,690
Moog, Inc. Class A	68,417	4,124,861
Northrop Grumman Corp.	13,546	4,640,995
Parsons Corp. (a)	24,366	810,413
Raytheon Technologies Corp.	22,956	1,400,316
		17,859,810
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	1,024	100,659
Airlines - 0.5%
Copa Holdings SA Class A (b)	97,980	5,217,435
Building Products - 0.6%
Carrier Global Corp.	78,300	2,337,255
Fortune Brands Home & Security, Inc.	29,288	2,462,535
Simpson Manufacturing Co. Ltd.	10,956	1,077,413
Ufp Industries, Inc.	12,080	716,948
		6,594,151
Commercial Services & Supplies - 0.4%
Herman Miller, Inc.	89,064	2,122,395
UniFirst Corp.	8,496	1,636,500
Waste Management, Inc.	1,823	207,822
		3,966,717
Construction & Engineering - 0.4%
EMCOR Group, Inc.	54,056	4,054,741
Electrical Equipment - 0.3%
Acuity Brands, Inc.	2,501	273,334
AMETEK, Inc.	27,309	2,750,016
		3,023,350
Industrial Conglomerates - 0.3%
General Electric Co.	483,914	3,068,015
Machinery - 2.2%
AGCO Corp.	79,574	5,657,711
Allison Transmission Holdings, Inc.	79,246	2,842,554
Caterpillar, Inc.	12,825	1,825,126
Cummins, Inc.	32,576	6,751,376
Dover Corp.	46,501	5,107,670
Illinois Tool Works, Inc.	1,643	324,575
Otis Worldwide Corp.	5,820	366,078
Rexnord Corp.	29,754	861,676
		23,736,766
Professional Services - 0.5%
Manpower, Inc.	4,181	306,509
Nielsen Holdings PLC	75,617	1,155,428
Robert Half International, Inc.	80,634	4,289,729
		5,751,666
Road & Rail - 1.7%
CSX Corp.	81,876	6,260,239
Norfolk Southern Corp.	13,390	2,845,777
Schneider National, Inc. Class B	29,280	792,317
Union Pacific Corp.	29,886	5,751,262
Werner Enterprises, Inc.	70,041	3,222,586
		18,872,181

TOTAL INDUSTRIALS		92,245,491

INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	247,969	10,469,251
Electronic Equipment & Components - 0.3%
Avnet, Inc.	4,123	113,424
National Instruments Corp.	59,304	2,128,421
SYNNEX Corp.	12,113	1,540,168
		3,782,013
IT Services - 4.1%
Accenture PLC Class A	377	90,454
Amdocs Ltd.	66,832	4,092,123
Global Payments, Inc.	2,918	515,377
MasterCard, Inc. Class A	40,562	14,528,903
PayPal Holdings, Inc. (a)	48,219	9,843,427
Square, Inc. (a)	37,651	6,007,594
Twilio, Inc. Class A (a)(b)	1,414	381,441
VeriSign, Inc. (a)	8,405	1,805,394
Visa, Inc. Class A	35,689	7,565,711
		44,830,424
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	27,636	2,509,902
Amkor Technology, Inc. (a)	69,125	842,979
Analog Devices, Inc.	10,966	1,281,706
Applied Materials, Inc.	69,605	4,287,668
Broadcom, Inc.	457	158,648
Cirrus Logic, Inc. (a)	7,768	470,663
Intel Corp.	154,039	7,848,287
Lam Research Corp.	9,300	3,127,962
Micron Technology, Inc. (a)	3,699	168,341
NVIDIA Corp.	29,779	15,931,169
ON Semiconductor Corp. (a)	17,391	371,646
Qualcomm, Inc.	90,165	10,738,652
Synaptics, Inc. (a)	9,000	767,970
		48,505,593
Software - 10.7%
Adobe, Inc. (a)	15,247	7,827,657
Box, Inc. Class A (a)	15,028	295,000
Cadence Design Systems, Inc. (a)	40,118	4,449,487
FireEye, Inc. (a)	212,576	3,120,616
Intuit, Inc.	2,407	831,354
Microsoft Corp.	301,746	68,052,775
Oracle Corp.	106,529	6,095,589
Proofpoint, Inc. (a)	3,971	435,500
Salesforce.com, Inc. (a)	52,233	14,241,327
ServiceNow, Inc. (a)	2,800	1,349,656
Synopsys, Inc. (a)	13,781	3,049,735
Verint Systems, Inc. (a)	14,173	674,068
Workday, Inc. Class A (a)	22,291	5,343,376
Workiva, Inc. (a)	13,906	820,454
		116,586,594
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	637,736	82,293,446
HP, Inc.	6,783	132,608
		82,426,054

TOTAL INFORMATION TECHNOLOGY		306,599,929

MATERIALS - 2.4%
Chemicals - 0.8%
Balchem Corp.	3,557	347,519
CF Industries Holdings, Inc.	26,122	852,361
DuPont de Nemours, Inc.	44,088	2,458,347
Eastman Chemical Co.	56,098	4,101,325
NewMarket Corp.	1,019	379,567
Valvoline, Inc.	29,195	595,578
		8,734,697
Containers & Packaging - 0.0%
Packaging Corp. of America	2,857	289,243
Metals & Mining - 1.6%
Newmont Corp.	105,108	7,071,666
Novagold Resources, Inc. (a)	196,767	2,089,334
Reliance Steel & Aluminum Co.	40,479	4,245,033
Royal Gold, Inc.	27,237	3,712,948
		17,118,981

TOTAL MATERIALS		26,142,921

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	31,031	7,731,374
Apple Hospitality (REIT), Inc.	10,541	107,202
Crown Castle International Corp.	41,195	6,725,084
CubeSmart	3,242	102,512
Digital Realty Trust, Inc.	42,517	6,617,771
Equinix, Inc.	173	136,632
Essex Property Trust, Inc.	1,627	352,262
Host Hotels & Resorts, Inc.	125,007	1,403,829
Park Hotels & Resorts, Inc.	94,816	899,804
Public Storage	1,203	255,517
Stag Industrial, Inc.	9,040	291,992
VICI Properties, Inc.	5,718	127,740
		24,751,719
UTILITIES - 1.9%
Electric Utilities - 1.1%
Allete, Inc.	4,945	266,832
Alliant Energy Corp.	6,508	352,408
Exelon Corp.	27,387	1,010,854
FirstEnergy Corp.	38,778	1,108,663
Hawaiian Electric Industries, Inc.	22,087	764,431
IDACORP, Inc.	10,665	958,784
NextEra Energy, Inc.	7,288	2,034,591
OGE Energy Corp.	15,620	497,653
PG&E Corp. (a)	30,137	279,069
PNM Resources, Inc.	7,427	324,411
Portland General Electric Co.	86,088	3,284,257
PPL Corp.	51,069	1,411,036
		12,292,989
Gas Utilities - 0.2%
UGI Corp.	49,019	1,692,626
Multi-Utilities - 0.6%
Avista Corp.	11,517	424,517
Dominion Energy, Inc.	55,938	4,387,777
DTE Energy Co.	6,159	730,889
NorthWestern Energy Corp.	18,333	946,716
		6,489,899

TOTAL UTILITIES		20,475,514

TOTAL COMMON STOCKS
(Cost $731,486,781)		1,066,354,010

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.12% (c)	17,301,292	17,304,753
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	7,390,940	7,391,679
TOTAL MONEY MARKET FUNDS
(Cost $24,696,397)		24,696,432
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $756,183,178)		1,091,050,442
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,805,516)
NET ASSETS - 100%		$1,087,244,926

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	117	Sept. 2020	$20,468,565	$2,533,069	$2,533,069

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$167,321
Fidelity Securities Lending Cash Central Fund	20,489
Total	$187,810

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$122,240,025	$122,240,025	$--	$--
Consumer Discretionary	138,821,631	138,821,631	--	--
Consumer Staples	57,958,851	57,958,851	--	--
Energy	26,306,817	26,306,817	--	--
Financials	94,675,292	94,675,292	--	--
Health Care	156,135,820	156,135,820	--	--
Industrials	92,245,491	92,245,491	--	--
Information Technology	306,599,929	306,599,929	--	--
Materials	26,142,921	26,142,921	--	--
Real Estate	24,751,719	24,751,719	--	--
Utilities	20,475,514	20,475,514	--	--
Money Market Funds	24,696,432	24,696,432	--	--
Total Investments in Securities:	$1,091,050,442	$1,091,050,442	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$2,533,069	$2,533,069	$--	$--
Total Assets	$2,533,069	$2,533,069	$--	$--
Total Derivative Instruments:	$2,533,069	$2,533,069	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,533,069	$0
Total Equity Risk	2,533,069	0
Total Value of Derivatives	$2,533,069	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value (including securities loaned of $6,918,502) — See accompanying schedule: Unaffiliated issuers (cost $731,486,781)	$1,066,354,010
Fidelity Central Funds (cost $24,696,397)	24,696,432
Total Investment in Securities (cost $756,183,178)		$1,091,050,442
Segregated cash with brokers for derivative instruments		1,332,000
Receivable for fund shares sold		2,447,430
Dividends receivable		1,455,393
Distributions receivable from Fidelity Central Funds		2,975
Total assets		1,096,288,240
Liabilities
Payable for fund shares redeemed	$1,280,098
Accrued management fee	341,106
Payable for daily variation margin on futures contracts	30,431
Collateral on securities loaned	7,391,679
Total liabilities		9,043,314
Net Assets		$1,087,244,926
Net Assets consist of:
Paid in capital		$734,984,018
Total accumulated earnings (loss)		352,260,908
Net Assets		$1,087,244,926
Net Asset Value, offering price and redemption price per share ($1,087,244,926 ÷ 60,011,302 shares)		$18.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Dividends		$16,931,851
Interest		8,797
Income from Fidelity Central Funds (including $20,489 from security lending)		187,810
Total income		17,128,458
Expenses
Management fee	$3,554,064
Independent trustees' fees and expenses	5,206
Miscellaneous	13,590
Total expenses before reductions	3,572,860
Expense reductions	(1,087)
Total expenses after reductions		3,571,773
Net investment income (loss)		13,556,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,307,772
Fidelity Central Funds	(3,683)
Futures contracts	2,979,440
Total net realized gain (loss)		17,283,529
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	166,830,193
Futures contracts	2,420,202
Total change in net unrealized appreciation (depreciation)		169,250,395
Net gain (loss)		186,533,924
Net increase (decrease) in net assets resulting from operations		$200,090,609

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,556,685	$14,283,088
Net realized gain (loss)	17,283,529	1,299,657
Change in net unrealized appreciation (depreciation)	169,250,395	(7,242,209)
Net increase (decrease) in net assets resulting from operations	200,090,609	8,340,536
Distributions to shareholders	(21,489,954)	(50,637,921)
Share transactions
Proceeds from sales of shares	336,476,475	284,994,927
Reinvestment of distributions	20,156,350	47,753,158
Cost of shares redeemed	(282,623,722)	(214,551,667)
Net increase (decrease) in net assets resulting from share transactions	74,009,103	118,196,418
Total increase (decrease) in net assets	252,609,758	75,899,033
Net Assets
Beginning of period	834,635,168	758,736,135
End of period	$1,087,244,926	$834,635,168
Other Information
Shares
Sold	22,284,606	19,184,670
Issued in reinvestment of distributions	1,226,055	3,462,883
Redeemed	(18,390,267)	(14,537,369)
Net increase (decrease)	5,120,394	8,110,184

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Core Enhanced Index Fund

Years ended August 31,	2020	2019	2018	2017 A	2017 B	2016 C
Selected Per–Share Data
Net asset value, beginning of period	$15.21	$16.22	$13.74	$13.21	$10.90	$12.29
Income from Investment Operations
Net investment income (loss)D	.24	.27	.27	.12	.22	.22
Net realized and unrealized gain (loss)	3.06	(.27)	2.74	.45	2.29	(1.17)
Total from investment operations	3.30	–	3.01	.57	2.51	(.95)
Distributions from net investment income	(.26)	(.24)	(.19)	(.04)	(.20)	(.19)
Distributions from net realized gain	(.13)	(.78)	(.33)	–	–	(.25)
Total distributions	(.39)	(1.01)E	(.53)F	(.04)	(.20)	(.44)
Net asset value, end of period	$18.12	$15.21	$16.22	$13.74	$13.21	$10.90
Total ReturnG,H	21.97%	.65%	22.32%	4.29%	23.09%	(7.94)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.39%	.39%	.39%	.40%K	.45%	.45%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.40%K	.45%	.45%
Expenses net of all reductions	.39%	.39%	.39%	.40%K	.45%	.45%
Net investment income (loss)	1.49%	1.81%	1.78%	1.85%K	1.82%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,087,245	$834,635	$758,736	$534,236	$524,986	$411,699
Portfolio turnover rateL	63%	77%	92%	88%K	82%	84%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $1.01 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.775 per share.

 F Total distributions of $.53 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.332 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mid Cap Enhanced Index Fund	7.91%	8.17%	12.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Enhanced Index Fund on August 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$33,173	Fidelity® Mid Cap Enhanced Index Fund
$34,268	Russell Midcap® Index

Fidelity® Mid Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 21.94% for the 12 months ending August 31, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). From June through August, the index gained 15.48%, rising amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, growth stocks widely topped value, while large-caps handily bested smaller-caps. The information technology sector (+58%) led, followed by consumer discretionary (+35%). In contrast, energy (-34%) fell hard along with the price of crude oil.

Comments from Senior Portfolio Manager Maximilian Kaufmann, of the Geode Capital Management, LLC, investment management team:  For the fiscal year ending August 31, 2020, the fund gained 7.91%, trailing the 8.73% advance of the benchmark Russell MidCap® index. Versus the benchmark, security selection was the primary detractor, especially within the real estate sector. Weak picks in consumer staples also hindered the fund's relative result. Also hurting performance were stock picks in the industrials sector, primarily within the commercial & professional services industry. The fund's biggest individual relative detractor was an outsized stake in Sabre, which returned -69% the past 12 months. Park Hotels & Resorts returned roughly -60% the past year and hurt relative performance. We decreased our position in the company. Also hampering performance was our overweighting in Kar Auction Services, which returned -47%. Kar Auction Services was not held at period end. Conversely, the top contributor to performance versus the benchmark was an underweighting in energy. Also lifting the fund's relative performance was an underweighting in real estate and an overweighting in health care. Our non-benchmark stake in Regeneron Pharmaceuticals was the fund's top individual relative contributor, driven by a 120% gain. We reduced our stake in the company in the past 12 months. Also adding value was our overweighting in Nuance Communications, which gained about 100%. Another notable relative contributor was an outsized stake in Veeva Systems (+76%). This period we decreased our stake. Notable changes in positioning include reduced exposure to the real estate sector and a higher allocation to consumer discretionary.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
lululemon athletica, Inc.	1.0
Synopsys, Inc.	1.0
Chipotle Mexican Grill, Inc.	1.0
Cintas Corp.	0.9
Cadence Design Systems, Inc.	0.9
Cummins, Inc.	0.9
MSCI, Inc.	0.9
PACCAR, Inc.	0.9
West Pharmaceutical Services, Inc.	0.8
Kroger Co.	0.8
9.1

Top Market Sectors as of August 31, 2020

% of fund's net assets
Information Technology	19.8
Industrials	13.7
Health Care	13.5
Consumer Discretionary	13.3
Financials	12.5
Real Estate	6.1
Utilities	5.8
Materials	5.0
Communication Services	4.5
Consumer Staples	2.6

Asset Allocation (% of fund's net assets)

As of August 31, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.1%

Fidelity® Mid Cap Enhanced Index Fund

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	220,817	$2,373,783
Entertainment - 1.5%
Activision Blizzard, Inc.	32,914	2,748,977
Electronic Arts, Inc. (a)	43,298	6,038,772
Roku, Inc. Class A (a)	14,352	2,489,785
Spotify Technology SA (a)	21,164	5,971,634
Zynga, Inc. (a)	6,579	59,606
		17,308,774
Interactive Media & Services - 0.9%
InterActiveCorp (a)	4,481	595,928
Match Group, Inc. (a)	10,753	1,200,895
Pinterest, Inc. Class A (a)	25,271	929,720
TripAdvisor, Inc.	4,953	115,752
Twitter, Inc. (a)	17,770	721,107
Zillow Group, Inc. Class C (a)(b)	82,228	7,051,873
		10,615,275
Media - 1.9%
Cable One, Inc.	555	1,021,383
DISH Network Corp. Class A (a)	212,693	7,554,855
Liberty Broadband Corp. Class C (a)	23,769	3,329,799
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	28,379	1,030,441
Liberty SiriusXM Series C (a)	32,104	1,155,583
News Corp.:
Class A	247,451	3,741,459
Class B	54,742	824,962
Nexstar Broadcasting Group, Inc. Class A	2,330	223,703
Omnicom Group, Inc.	74,040	4,004,824
		22,887,009

TOTAL COMMUNICATION SERVICES		53,184,841

CONSUMER DISCRETIONARY - 13.3%
Distributors - 0.7%
LKQ Corp. (a)	232,908	7,392,500
Pool Corp.	3,252	1,066,136
		8,458,636
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	3,951	525,523
Frontdoor, Inc. (a)	142,225	6,196,743
		6,722,266
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	8,835	11,576,324
Darden Restaurants, Inc.	16,969	1,470,703
Domino's Pizza, Inc.	4,374	1,788,791
Extended Stay America, Inc. unit	333,559	4,166,152
MGM Mirage, Inc. (b)	141,134	3,175,515
Yum China Holdings, Inc.	53,105	3,064,690
		25,242,175
Household Durables - 3.6%
D.R. Horton, Inc.	130,832	9,337,480
Garmin Ltd.	78,151	8,097,225
Lennar Corp. Class A	119,534	8,943,534
NVR, Inc. (a)	1,693	7,057,000
PulteGroup, Inc.	172,578	7,695,253
Tempur Sealy International, Inc. (a)	16,008	1,369,324
		42,499,816
Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	56,511	3,095,673
Etsy, Inc. (a)(b)	57,305	6,859,409
Qurate Retail, Inc. Series A (a)	214,745	2,372,932
Wayfair LLC Class A (a)	1,800	533,808
		12,861,822
Leisure Products - 0.5%
Peloton Interactive, Inc. Class A (a)	77,117	5,912,560
Multiline Retail - 0.5%
Dollar General Corp.	25,819	5,212,340
Target Corp.	4,726	714,618
		5,926,958
Specialty Retail - 2.8%
AutoNation, Inc. (a)	58,303	3,315,109
AutoZone, Inc. (a)	2,468	2,952,493
Best Buy Co., Inc.	81,507	9,039,941
Burlington Stores, Inc. (a)	10,334	2,035,075
Dick's Sporting Goods, Inc. (b)	50,316	2,723,102
O'Reilly Automotive, Inc. (a)	15,315	7,131,123
Tiffany & Co., Inc.	8,667	1,061,708
Williams-Sonoma, Inc.	54,131	4,750,537
		33,009,088
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	31,891	11,980,490
PVH Corp.	27,433	1,529,664
Ralph Lauren Corp.	38,789	2,669,847
		16,180,001

TOTAL CONSUMER DISCRETIONARY		156,813,322

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.2%
Kroger Co.	262,795	9,376,526
Sprouts Farmers Market LLC (a)	27,870	650,765
U.S. Foods Holding Corp. (a)(b)	152,259	3,707,507
		13,734,798
Food Products - 1.3%
Beyond Meat, Inc. (a)(b)	2,523	342,750
Campbell Soup Co.	4,569	240,375
Conagra Brands, Inc.	35,647	1,367,419
Ingredion, Inc.	8,859	712,618
The Hershey Co.	36,174	5,376,903
Tyson Foods, Inc. Class A	119,554	7,507,991
		15,548,056
Household Products - 0.0%
Kimberly-Clark Corp.	954	150,503
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	24,712	1,168,136

TOTAL CONSUMER STAPLES		30,601,493

ENERGY - 2.2%
Energy Equipment & Services - 0.2%
Halliburton Co. (b)	172,135	2,785,144
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp.	5,545	82,066
Concho Resources, Inc.	23,702	1,232,030
Devon Energy Corp.	339,441	3,689,724
EQT Corp.	69,918	1,109,599
Kinder Morgan, Inc.	184,075	2,543,917
Marathon Oil Corp.	90,221	476,367
Marathon Petroleum Corp.	64,781	2,297,134
Noble Energy, Inc.	97,736	972,473
Occidental Petroleum Corp.	181,595	2,313,520
Pioneer Natural Resources Co.	37,340	3,880,746
The Williams Companies, Inc.	227,336	4,719,495
		23,317,071

TOTAL ENERGY		26,102,215

FINANCIALS - 12.5%
Banks - 2.2%
East West Bancorp, Inc.	122,775	4,515,665
First Hawaiian, Inc.	84,618	1,398,736
First Horizon National Corp.	146,479	1,398,874
Huntington Bancshares, Inc.	181,415	1,707,115
KeyCorp	48,171	593,467
M&T Bank Corp. (b)	53,607	5,535,459
PacWest Bancorp	121,340	2,315,167
Regions Financial Corp.	567,555	6,560,936
Umpqua Holdings Corp.	88,095	993,712
Webster Financial Corp.	18,397	505,918
		25,525,049
Capital Markets - 5.1%
Affiliated Managers Group, Inc.	73,939	5,075,912
Ameriprise Financial, Inc.	54,790	8,591,072
Cboe Global Markets, Inc.	4,572	419,664
E*TRADE Financial Corp.	6,532	353,381
Invesco Ltd. (b)	162,782	1,660,376
LPL Financial	66,644	5,475,471
MarketAxess Holdings, Inc.	17,012	8,266,811
Moody's Corp.	7,902	2,328,245
Morningstar, Inc.	32,900	5,268,935
MSCI, Inc.	28,452	10,620,278
SEI Investments Co.	116,736	6,112,297
State Street Corp.	35,501	2,417,263
T. Rowe Price Group, Inc.	26,796	3,730,271
TD Ameritrade Holding Corp.	6,144	235,807
		60,555,783
Consumer Finance - 0.7%
Ally Financial, Inc.	109,060	2,495,293
Synchrony Financial	243,722	6,046,743
		8,542,036
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	36,499	773,414
Jefferies Financial Group, Inc.	131,079	2,299,126
		3,072,540
Insurance - 3.6%
American Financial Group, Inc.	4,736	316,602
American International Group, Inc. warrants 1/19/21 (a)	574	230
Arch Capital Group Ltd. (a)	74,180	2,339,637
CNA Financial Corp.	22,948	738,237
First American Financial Corp.	120,121	6,314,761
FNF Group (b)	216,410	7,104,740
Hanover Insurance Group, Inc.	27,225	2,790,290
Hartford Financial Services Group, Inc.	183,312	7,414,970
Primerica, Inc.	14,053	1,754,517
Prudential Financial, Inc.	24,029	1,628,445
Reinsurance Group of America, Inc.	13,067	1,197,983
Unum Group	47,191	872,090
W.R. Berkley Corp.	112,198	6,961,886
Willis Towers Watson PLC	13,189	2,710,735
		42,145,123
Mortgage Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	1,027,385	7,551,280

TOTAL FINANCIALS		147,391,811

HEALTH CARE - 13.5%
Biotechnology - 2.7%
Acceleron Pharma, Inc. (a)	1,672	162,970
Alexion Pharmaceuticals, Inc. (a)	20,052	2,290,339
Alnylam Pharmaceuticals, Inc. (a)	13,644	1,809,740
Biogen, Inc. (a)	15,896	4,572,325
BioMarin Pharmaceutical, Inc. (a)	18,971	1,480,307
bluebird bio, Inc. (a)	1,311	77,742
Global Blood Therapeutics, Inc. (a)	564	35,408
Immunomedics, Inc. (a)	15,863	706,855
Incyte Corp. (a)	83,184	8,014,778
Iovance Biotherapeutics, Inc. (a)	1,226	40,863
Moderna, Inc. (a)(b)	39,847	2,585,672
Momenta Pharmaceuticals, Inc. (a)	5,000	260,850
Regeneron Pharmaceuticals, Inc. (a)	5,630	3,490,206
Seattle Genetics, Inc. (a)	2,402	380,333
United Therapeutics Corp. (a)	51,138	5,469,720
		31,378,108
Health Care Equipment & Supplies - 4.5%
Align Technology, Inc. (a)	8,717	2,588,775
Boston Scientific Corp. (a)	116,005	4,758,525
Dentsply Sirona, Inc.	39,541	1,774,205
DexCom, Inc. (a)	14,261	6,066,772
Edwards Lifesciences Corp. (a)	31,168	2,675,461
Hill-Rom Holdings, Inc. (b)	59,135	5,546,272
Hologic, Inc. (a)	133,660	7,982,175
Integra LifeSciences Holdings Corp. (a)	8,891	424,901
Novocure Ltd. (a)	51,271	4,242,675
Quidel Corp. (a)	9,974	1,755,025
ResMed, Inc.	1,922	347,459
Varian Medical Systems, Inc. (a)	6,741	1,170,709
West Pharmaceutical Services, Inc.	34,324	9,746,643
Zimmer Biomet Holdings, Inc.	33,529	4,723,566
		53,803,163
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	72,304	7,015,657
Cardinal Health, Inc.	88,298	4,482,006
DaVita HealthCare Partners, Inc. (a)	77,910	6,759,472
Guardant Health, Inc. (a)(b)	30,812	2,942,546
Humana, Inc.	15,152	6,290,656
McKesson Corp.	60,054	9,214,686
Molina Healthcare, Inc. (a)	25,284	4,676,781
Quest Diagnostics, Inc.	17,532	1,950,260
		43,332,064
Health Care Technology - 1.4%
Cerner Corp.	124,147	9,108,665
Livongo Health, Inc. (a)(b)	572	78,536
Veeva Systems, Inc. Class A (a)	26,168	7,386,441
		16,573,642
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	2,010	230,386
Adaptive Biotechnologies Corp. (a)	36,477	1,517,808
Bruker Corp.	32,251	1,355,187
QIAGEN NV (a)	8,097	412,623
		3,516,004
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (a)	53,950	7,250,341
Mylan NV (a)	211,526	3,464,796
Reata Pharmaceuticals, Inc. (a)	332	34,843
		10,749,980

TOTAL HEALTH CARE		159,352,961

INDUSTRIALS - 13.7%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	66,740	5,718,283
Harris Corp.	12,912	2,333,715
HEICO Corp. (b)	48,295	5,308,586
HEICO Corp. Class A	14,033	1,254,270
Howmet Aerospace, Inc.	278,184	4,873,784
Mercury Systems, Inc. (a)	14,078	1,066,268
Northrop Grumman Corp.	4,871	1,668,853
Teledyne Technologies, Inc. (a)	1,367	428,705
Virgin Galactic Holdings, Inc. (a)(b)	78,118	1,398,312
		24,050,776
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	10,479	926,239
Airlines - 0.2%
JetBlue Airways Corp. (a)	149,632	1,723,761
United Airlines Holdings, Inc. (a)	25,594	921,384
		2,645,145
Building Products - 1.2%
Fortune Brands Home & Security, Inc. (b)	97,405	8,189,812
Simpson Manufacturing Co. Ltd.	15,303	1,504,897
Trane Technologies PLC	39,696	4,699,609
		14,394,318
Commercial Services & Supplies - 1.7%
Cintas Corp. (b)	33,252	11,080,896
IAA Spinco, Inc. (a)	16,625	869,820
Republic Services, Inc.	92,625	8,588,190
		20,538,906
Construction & Engineering - 0.1%
EMCOR Group, Inc.	1,698	127,367
Valmont Industries, Inc.	3,824	485,839
		613,206
Electrical Equipment - 1.7%
Generac Holdings, Inc. (a)	44,422	8,439,292
nVent Electric PLC	39,543	756,062
Regal Beloit Corp.	25,178	2,489,097
Rockwell Automation, Inc.	35,412	8,163,528
		19,847,979
Machinery - 4.5%
AGCO Corp.	96,170	6,837,687
Allison Transmission Holdings, Inc.	93,831	3,365,718
Crane Co.	26,136	1,477,729
Cummins, Inc.	51,732	10,721,457
Illinois Tool Works, Inc.	20,506	4,050,960
Ingersoll Rand, Inc. (a)(b)	35,027	1,228,047
Oshkosh Corp.	10,111	778,648
Otis Worldwide Corp.	22,392	1,408,457
PACCAR, Inc.	122,015	10,473,768
Parker Hannifin Corp.	18,115	3,731,871
Stanley Black & Decker, Inc.	27,711	4,469,784
Westinghouse Air Brake Co.	6,737	448,347
Woodward, Inc.	46,748	4,005,836
		52,998,309
Professional Services - 1.5%
CoStar Group, Inc. (a)(b)	6,871	5,830,731
Nielsen Holdings PLC	325,979	4,980,959
Robert Half International, Inc.	124,616	6,629,571
		17,441,261
Road & Rail - 0.1%
Kansas City Southern	7,644	1,391,514
Schneider National, Inc. Class B (b)	13,237	358,193
		1,749,707
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	17,523	6,403,430
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	36,875	1,033,238

TOTAL INDUSTRIALS		162,642,514

INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.4%
Arista Networks, Inc. (a)	5,114	1,142,723
Ciena Corp. (a)	127,000	7,209,790
CommScope Holding Co., Inc. (a)	84,270	867,981
Juniper Networks, Inc.	286,553	7,163,825
		16,384,319
Electronic Equipment & Components - 2.3%
Dolby Laboratories, Inc. Class A	17,355	1,212,247
Jabil, Inc.	125,146	4,273,736
Keysight Technologies, Inc. (a)	68,920	6,789,998
National Instruments Corp.	168,690	6,054,284
Zebra Technologies Corp. Class A (a)	29,956	8,583,293
		26,913,558
IT Services - 4.7%
Akamai Technologies, Inc. (a)	28,385	3,304,866
Alliance Data Systems Corp.	31,327	1,413,161
Amdocs Ltd.	108,356	6,634,638
Booz Allen Hamilton Holding Corp. Class A	65,899	5,803,066
CACI International, Inc. Class A (a)	4,455	1,043,316
DXC Technology Co.	4,934	98,581
EPAM Systems, Inc. (a)	6,481	2,119,935
Euronet Worldwide, Inc. (a)	34,669	3,584,081
Fastly, Inc. Class A (a)	23,682	2,198,637
Fiserv, Inc. (a)	11,785	1,173,550
FleetCor Technologies, Inc. (a)	766	192,611
Genpact Ltd.	126,144	5,320,754
Global Payments, Inc.	34,840	6,153,441
GoDaddy, Inc. (a)	46,248	3,870,033
Okta, Inc. (a)	22,186	4,778,199
Sabre Corp.	321,347	2,246,216
Square, Inc. (a)	2,221	354,383
Switch, Inc. Class A	97,713	1,680,664
Twilio, Inc. Class A (a)	8,524	2,299,434
VeriSign, Inc. (a)	7,719	1,658,041
		55,927,607
Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc.	71,677	4,415,303
Enphase Energy, Inc. (a)	20,530	1,585,532
KLA-Tencor Corp.	27,465	5,634,170
Marvell Technology Group Ltd.	40,086	1,554,535
Maxim Integrated Products, Inc.	22,165	1,516,973
Microchip Technology, Inc.	12,537	1,375,309
Micron Technology, Inc. (a)	21,739	989,342
ON Semiconductor Corp. (a)	105,515	2,254,856
Qorvo, Inc. (a)	37,060	4,753,686
Skyworks Solutions, Inc.	41,297	5,981,870
Teradyne, Inc.	65,915	5,600,798
Xilinx, Inc. (b)	54,656	5,692,969
		41,355,343
Software - 7.6%
Atlassian Corp. PLC (a)	7,250	1,390,260
Avalara, Inc. (a)	56,726	7,511,090
Bill.Com Holdings, Inc. (a)	2,882	285,260
Cadence Design Systems, Inc. (a)	96,872	10,744,074
Citrix Systems, Inc.	53,304	7,739,741
Cloudflare, Inc. (a)	1,442	55,171
Coupa Software, Inc. (a)	12,806	4,197,038
Crowdstrike Holdings, Inc. (a)	12,466	1,567,350
Datadog, Inc. Class A (a)	17,235	1,439,984
DocuSign, Inc. (a)	34,139	7,612,997
Dropbox, Inc. Class A (a)	267,984	5,673,221
Everbridge, Inc. (a)	4,850	720,759
Fair Isaac Corp. (a)	18,515	7,790,927
FireEye, Inc. (a)	64,840	951,851
Fortinet, Inc. (a)	33,720	4,451,209
Manhattan Associates, Inc. (a)	9,060	881,085
Nortonlifelock, Inc.	18,863	443,658
Nuance Communications, Inc. (a)	261,522	7,835,199
Nutanix, Inc. Class A (a)	61,165	1,756,047
Proofpoint, Inc. (a)	7,233	793,243
SS&C Technologies Holdings, Inc.	35,229	2,244,792
Synopsys, Inc. (a)	52,356	11,586,383
Zscaler, Inc. (a)	11,970	1,715,780
		89,387,119
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp.	62,238	2,391,184
Xerox Holdings Corp.	79,291	1,495,428
		3,886,612

TOTAL INFORMATION TECHNOLOGY		233,854,558

MATERIALS - 5.0%
Chemicals - 2.3%
Cabot Corp. (b)	7,485	277,020
CF Industries Holdings, Inc.	213,936	6,980,732
Corteva, Inc.	136,215	3,888,938
Eastman Chemical Co.	76,188	5,570,105
Huntsman Corp.	243,594	5,266,502
NewMarket Corp.	1,685	627,646
The Scotts Miracle-Gro Co. Class A	25,780	4,344,703
		26,955,646
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	6,256	1,269,155
Vulcan Materials Co.	20,106	2,412,720
		3,681,875
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	12,196	937,263
Graphic Packaging Holding Co.	264,593	3,699,010
		4,636,273
Metals & Mining - 2.0%
Freeport-McMoRan, Inc.	500,303	7,809,730
Newmont Corp.	37,714	2,537,398
Reliance Steel & Aluminum Co.	65,326	6,850,738
Royal Gold, Inc.	16,520	2,252,006
Steel Dynamics, Inc.	166,317	4,909,678
		24,359,550

TOTAL MATERIALS		59,633,344

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Alexandria Real Estate Equities, Inc.	9,304	1,566,608
American Homes 4 Rent Class A	111,992	3,207,451
Apartment Investment & Management Co. Class A	82,808	2,983,572
Apple Hospitality (REIT), Inc.	251,514	2,557,897
AvalonBay Communities, Inc.	30,308	4,790,482
Brandywine Realty Trust (SBI)	60,743	676,070
Brixmor Property Group, Inc.	311,402	3,674,544
Camden Property Trust (SBI)	56,328	5,122,468
Columbia Property Trust, Inc.	34,534	407,501
Cousins Properties, Inc.	27,078	808,278
CyrusOne, Inc.	8,159	681,521
Douglas Emmett, Inc.	180,928	5,051,510
EastGroup Properties, Inc.	3,180	423,449
Equity Commonwealth	29,078	912,758
Equity Lifestyle Properties, Inc.	63,639	4,218,629
Equity Residential (SBI)	25,003	1,411,419
Essex Property Trust, Inc.	28,385	6,145,636
Gaming & Leisure Properties	177,059	6,436,095
Host Hotels & Resorts, Inc.	458,348	5,147,248
Lamar Advertising Co. Class A	33,330	2,307,436
Life Storage, Inc.	14,583	1,537,486
Outfront Media, Inc.	135,663	2,296,775
Paramount Group, Inc.	138,166	1,022,428
Park Hotels & Resorts, Inc.	27,458	260,576
Realty Income Corp.	56,660	3,514,620
Retail Properties America, Inc.	60,327	380,663
SBA Communications Corp. Class A	11,726	3,588,977
SL Green Realty Corp.	1,829	85,524
VICI Properties, Inc.	35,534	793,830
		72,011,451
Real Estate Management & Development - 0.0%
Howard Hughes Corp. (a)	2,929	173,133

TOTAL REAL ESTATE		72,184,584

UTILITIES - 5.8%
Electric Utilities - 2.4%
Entergy Corp.	23,430	2,322,850
Evergy, Inc.	954	50,772
Eversource Energy	5,100	437,121
FirstEnergy Corp.	5,607	160,304
Hawaiian Electric Industries, Inc.	39,390	1,363,288
IDACORP, Inc.	12,729	1,144,337
NRG Energy, Inc.	38,119	1,311,675
OGE Energy Corp.	162,387	5,173,650
PPL Corp.	298,913	8,258,966
Xcel Energy, Inc.	123,097	8,552,164
		28,775,127
Gas Utilities - 0.4%
UGI Corp.	136,303	4,706,543
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	447,902	7,950,261
Vistra Corp.	340,952	6,556,507
		14,506,768
Multi-Utilities - 1.7%
Ameren Corp.	31,921	2,525,270
CMS Energy Corp.	50,024	3,025,952
DTE Energy Co.	68,882	8,174,227
MDU Resources Group, Inc.	143,592	3,391,643
Public Service Enterprise Group, Inc.	36,727	1,918,618
WEC Energy Group, Inc.	3,768	354,493
		19,390,203
Water Utilities - 0.1%
Essential Utilities, Inc.	19,809	841,883

TOTAL UTILITIES		68,220,524

TOTAL COMMON STOCKS
(Cost $1,039,871,360)		1,169,982,167

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.12% (c)	12,471,457	12,473,951
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	24,851,479	24,853,964
TOTAL MONEY MARKET FUNDS
(Cost $37,327,915)		37,327,915
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $1,077,199,275)		1,207,310,082
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(25,057,077)
NET ASSETS - 100%		$1,182,253,005

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	62	Sept. 2020	$11,939,960	$1,019,001	$1,019,001

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$139,941
Fidelity Securities Lending Cash Central Fund	99,271
Total	$239,212

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$53,184,841	$53,184,841	$--	$--
Consumer Discretionary	156,813,322	156,813,322	--	--
Consumer Staples	30,601,493	30,601,493	--	--
Energy	26,102,215	26,102,215	--	--
Financials	147,391,811	147,391,811	--	--
Health Care	159,352,961	159,352,961	--	--
Industrials	162,642,514	162,642,514	--	--
Information Technology	233,854,558	233,854,558	--	--
Materials	59,633,344	59,633,344	--	--
Real Estate	72,184,584	72,184,584	--	--
Utilities	68,220,524	68,220,524	--	--
Money Market Funds	37,327,915	37,327,915	--	--
Total Investments in Securities:	$1,207,310,082	$1,207,310,082	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$1,019,001	$1,019,001	$--	$--
Total Assets	$1,019,001	$1,019,001	$--	$--
Total Derivative Instruments:	$1,019,001	$1,019,001	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,019,001	$0
Total Equity Risk	1,019,001	0
Total Value of Derivatives	$1,019,001	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value (including securities loaned of $23,751,770) — See accompanying schedule: Unaffiliated issuers (cost $1,039,871,360)	$1,169,982,167
Fidelity Central Funds (cost $37,327,915)	37,327,915
Total Investment in Securities (cost $1,077,199,275)		$1,207,310,082
Segregated cash with brokers for derivative instruments		999,000
Receivable for fund shares sold		1,681,340
Dividends receivable		1,570,133
Distributions receivable from Fidelity Central Funds		7,885
Total assets		1,211,568,440
Liabilities
Payable for fund shares redeemed	$3,733,936
Accrued management fee	579,619
Payable for daily variation margin on futures contracts	146,824
Other payables and accrued expenses	4
Collateral on securities loaned	24,855,052
Total liabilities		29,315,435
Net Assets		$1,182,253,005
Net Assets consist of:
Paid in capital		$1,038,694,890
Total accumulated earnings (loss)		143,558,115
Net Assets		$1,182,253,005
Net Asset Value, offering price and redemption price per share ($1,182,253,005 ÷ 78,003,364 shares)		$15.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Dividends		$22,644,334
Interest		6,901
Income from Fidelity Central Funds (including $99,271 from security lending)		239,212
Total income		22,890,447
Expenses
Management fee	$7,026,786
Independent trustees' fees and expenses	7,016
Interest	3,461
Miscellaneous	19,132
Total expenses before reductions	7,056,395
Expense reductions	(2,442)
Total expenses after reductions		7,053,953
Net investment income (loss)		15,836,494
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,406,359
Fidelity Central Funds	(883)
Futures contracts	(410,685)
Total net realized gain (loss)		23,994,791
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	36,227,704
Futures contracts	914,138
Total change in net unrealized appreciation (depreciation)		37,141,842
Net gain (loss)		61,136,633
Net increase (decrease) in net assets resulting from operations		$76,973,127

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,836,494	$17,130,483
Net realized gain (loss)	23,994,791	27,485,203
Change in net unrealized appreciation (depreciation)	37,141,842	(82,629,720)
Net increase (decrease) in net assets resulting from operations	76,973,127	(38,014,034)
Distributions to shareholders	(49,106,870)	(100,749,904)
Share transactions
Proceeds from sales of shares	356,099,125	323,476,818
Reinvestment of distributions	46,674,152	95,690,621
Cost of shares redeemed	(511,705,893)	(306,502,044)
Net increase (decrease) in net assets resulting from share transactions	(108,932,616)	112,665,395
Total increase (decrease) in net assets	(81,066,359)	(26,098,543)
Net Assets
Beginning of period	1,263,319,364	1,289,417,907
End of period	$1,182,253,005	$1,263,319,364
Other Information
Shares
Sold	25,241,616	22,114,078
Issued in reinvestment of distributions	3,028,822	7,238,322
Redeemed	(36,862,521)	(21,299,474)
Net increase (decrease)	(8,592,083)	8,052,926

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Enhanced Index Fund

Years ended August 31,	2020	2019	2018	2017 A	2017 B	2016 C
Selected Per–Share Data
Net asset value, beginning of period	$14.59	$16.42	$14.93	$14.77	$11.98	$14.16
Income from Investment Operations
Net investment income (loss)D	.19	.21	.26	.12	.21	.18
Net realized and unrealized gain (loss)	.97	(.71)	2.17	.13	2.76	(1.70)
Total from investment operations	1.16	(.50)	2.43	.25	2.97	(1.52)
Distributions from net investment income	(.22)	(.25)	(.21)	(.02)	(.18)	(.14)
Distributions from net realized gain	(.38)	(1.09)	(.73)	(.07)	–	(.51)
Total distributions	(.59)E	(1.33)F	(.94)	(.09)	(.18)	(.66)G
Redemption fees added to paid in capitalD	–	–	–	–H	–H	–H
Net asset value, end of period	$15.16	$14.59	$16.42	$14.93	$14.77	$11.98
Total ReturnI,J	7.91%	(2.19)%	16.67%	1.72%	24.85%	(11.02)%
Ratios to Average Net AssetsK,L
Expenses before reductions	.59%	.59%	.59%	.59%M	.60%	.60%
Expenses net of fee waivers, if any	.59%	.59%	.59%	.59%M	.60%	.60%
Expenses net of all reductions	.59%	.59%	.59%	.59%M	.60%	.60%
Net investment income (loss)	1.33%	1.46%	1.64%	1.62%M	1.53%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,182,253	$1,263,319	$1,289,418	$1,183,861	$1,176,023	$805,242
Portfolio turnover rateN	73%	90%	108%	94%M	87%	88%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $.59 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.375 per share.

 F Total distributions of $1.33 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $1.085 per share.

 G Total distributions of $.66 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.511 per share.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Enhanced Index Fund	5.55%	4.41%	6.32%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Enhanced Index Fund on August 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$18,463	Fidelity® International Enhanced Index Fund
$18,001	MSCI EAFE Index

Fidelity® International Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 8.48% for the 12 months ending August 31, 2020, in what was a bumpy ride for non-U.S. equities, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a sharp upturn. Declared a pandemic on March 11, the crisis and containment efforts caused broad contraction in economic activity, elevated volatility and dislocation in financial markets. The outbreak escalated globally in February, when the index returned -7.90% after a surge in cases outside China pushed investors to safer asset classes. In March, when the outbreak spread in many countries, the index returned -14.45%, the steepest monthly drop since the global financial crisis. A historically rapid and expansive monetary- and fiscal-policy response provided a partial offset to the economic disruption, as did progress on potential treatments and signs of an early recovery in economic activity. This was evident as the index advanced 13.88% in the final quarter of the period. For the full year, emerging markets (+15%), Japan (+11%) and Europe ex U.K. (+1-%) led, whereas the U.K. (-8%), Asia Pacific ex Japan (+2%) and Canada (+5%) lagged. By sector, information technology rose about 39%, followed by health care (+24%) and consumer discretionary (+21%). Conversely, energy stocks (-21%) fell hard along with the price of oil. Real estate (-9%) and financials (-7%) also notably lagged.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year ending August 31, 2020, the fund gained 5.55%, trailing the 6.34% increase in the benchmark MSCI EAFE Index. A broadly weaker U.S. dollar helped lift the fund's return. Security selection was the main detractor compared with the benchmark, especially within the health care, communication services and industrials sectors, whereas stock picks in materials, consumer discretionary and financials were positive factors. Sector positioning added value overall, due primarily to a beneficial underweighting in the lagging energy sector and an overweighting in the outperforming health care group. (The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is an adjustment process that attempts to best represent the value of fund holdings as of the close in trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The MSCI EAFE Index does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) Individually, the portfolio's biggest detractor was an overweighting in U.K. diversified energy company Royal Dutch Shell, which returned about -45% for the fund. Further weighing on the fund's relative result was German payment processing company Wirecard, whose shares plunged in June after the firm reported significant accounting discrepancies. The stock returned -84% while held in the portfolio. An overweight position in Spanish telecommunication services provider Telefonica (-39%) also detracted. On the positive side, the fund's biggest relative contributor by far was an overweight stake in Fortescue Metals Group, an Australian iron-ore mining company whose shares gained 168% for the fund this period. Another relative contributor was Zalando, a Germany-based e-commerce company we added to the fund last September. Our overweight position in the company advanced about 71% in the portfolio. Also adding value was an overweighting in Japanese electronics company Fujitsu, whose shares rose 72%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Enhanced Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of August 31, 2020
Japan	24.0%
United Kingdom	12.8%
France	10.8%
Switzerland	9.8%
Germany	8.8%
Netherlands	6.2%
Australia	5.7%
Sweden	4.1%
Denmark	2.9%
Other*	14.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of August 31, 2020

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1
Novartis AG (Switzerland, Pharmaceuticals)	1.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.6
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.3
SAP SE (Germany, Software)	1.1
Allianz SE (Germany, Insurance)	1.0
L'Oreal SA (France, Personal Products)	1.0
Enel SpA (Italy, Electric Utilities)	1.0
Schneider Electric SA (France, Electrical Equipment)	1.0
14.4

Top Market Sectors as of August 31, 2020

% of fund's net assets
Financials	16.8
Industrials	14.4
Health Care	13.3
Consumer Discretionary	12.1
Consumer Staples	10.6
Information Technology	9.0
Materials	8.1
Communication Services	6.3
Utilities	3.5
Energy	2.4

Fidelity® International Enhanced Index Fund

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 5.7%
AGL Energy Ltd.	25,465	$277,969
Aurizon Holdings Ltd.	1,306,552	4,191,866
Australia & New Zealand Banking Group Ltd.	287,038	3,869,965
BHP Billiton Ltd.	372,355	10,281,440
Coca-Cola Amatil Ltd.	796,425	5,345,370
Coles Group Ltd.	77,734	1,016,509
Commonwealth Bank of Australia	42,666	2,148,656
CSL Ltd.	14,356	3,028,350
Fortescue Metals Group Ltd.	557,754	7,166,091
Goodman Group unit	494,811	6,682,195
Macquarie Group Ltd.	79,005	7,441,097
Magellan Financial Group Ltd.	33,111	1,446,945
National Australia Bank Ltd.	100,080	1,317,939
Rio Tinto Ltd.	68,512	4,952,041
SEEK Ltd.	22,449	342,239
Suncorp Group Ltd.	114,000	781,951
The GPT Group unit	132,470	374,203
Wesfarmers Ltd.	207,689	7,279,162

TOTAL AUSTRALIA		67,943,988

Austria - 0.1%
Raiffeisen International Bank-Holding AG	25,000	447,506
Voestalpine AG	33,000	819,509

TOTAL AUSTRIA		1,267,015

Bailiwick of Jersey - 0.3%
Ferguson PLC	12,342	1,210,323
Glencore Xstrata PLC	824,223	2,026,622

TOTAL BAILIWICK OF JERSEY		3,236,945

Belgium - 1.5%
Ageas	143,225	6,016,298
Colruyt NV	45,970	2,907,490
Elia System Operator SA/NV	2,013	216,439
Galapagos Genomics NV (a)	10,797	1,449,583
Solvay SA Class A	8,000	693,480
UCB SA	54,742	6,501,280

TOTAL BELGIUM		17,784,570

Bermuda - 0.1%
Kerry Properties Ltd.	321,423	834,846
Cayman Islands - 1.5%
Cheung Kong Property Holdings Ltd.	959,828	5,209,653
CK Hutchison Holdings Ltd.	1,043,500	6,824,635
Sands China Ltd.	924,800	4,071,042
WH Group Ltd. (b)	1,716,500	1,479,460

TOTAL CAYMAN ISLANDS		17,584,790

Denmark - 2.9%
A.P. Moller - Maersk A/S:
Series A	237	337,396
Series B	3,037	4,653,479
Carlsberg A/S Series B	17,503	2,459,761
Coloplast A/S Series B	15,136	2,568,508
H Lundbeck A/S	10,122	332,334
Novo Nordisk A/S Series B	110,043	7,275,316
Novozymes A/S Series B	54,864	3,246,463
Pandora A/S	91,598	6,690,348
Vestas Wind Systems A/S	47,336	7,197,176

TOTAL DENMARK		34,760,781

Finland - 0.3%
Elisa Corp. (A Shares)	7,814	459,621
Kone OYJ (B Shares)	8,037	689,014
Neste Oyj	33,613	1,797,422
Nordea Bank ABP (Stockholm Stock Exchange)	130,782	1,054,354

TOTAL FINLAND		4,000,411

France - 10.8%
Accor SA (a)	66,000	2,027,311
Air Liquide SA	11,311	1,876,894
Alstom SA (a)	50,559	2,822,375
Amundi SA (b)	14,005	1,088,008
Arkema SA	23,879	2,647,279
AXA SA	130,320	2,659,058
bioMerieux SA	2,357	357,216
BNP Paribas SA (a)	215,659	9,395,879
Bouygues SA	30,318	1,202,985
CNP Assurances	28,080	375,974
Compagnie de St. Gobain (a)	6,304	254,844
Dassault Systemes SA	42,968	8,093,895
EDF SA	358,181	3,762,285
Eiffage SA (a)	47,816	4,406,268
Eutelsat Communications	189,404	1,900,420
Hermes International SCA	9,190	7,889,578
Iliad SA	2,133	455,629
Ipsen SA	5,751	595,705
Kering SA	10,030	6,159,402
L'Oreal SA	36,510	12,115,839
Legrand SA	34,888	2,910,188
LVMH Moet Hennessy Louis Vuitton SE	31,752	14,911,459
Natixis SA (a)	504,047	1,386,468
Orange SA	415,714	4,643,853
Publicis Groupe SA	22,266	780,394
Renault SA	105,696	3,006,995
Sanofi SA	70,551	7,146,022
Sanofi SA sponsored ADR	50,057	2,531,883
Sartorius Stedim Biotech	6,859	2,453,919
Schneider Electric SA	93,856	11,607,308
SCOR SE	18,370	491,488
SEB SA	5,458	958,107
Societe Generale Series A	50,000	809,385
Total SA	55,621	2,206,600
Total SA sponsored ADR	7,913	313,117
Valeo SA	21,067	643,592
Wendel SA	7,472	766,391

TOTAL FRANCE		127,654,013

Germany - 7.7%
Allianz SE	56,194	12,172,570
BASF AG	24,000	1,465,595
Bayer AG	43,756	2,910,301
Beiersdorf AG	34,416	3,978,140
Brenntag AG	58,670	3,672,926
Commerzbank AG	280,000	1,624,913
Continental AG	11,233	1,232,485
Daimler AG ADR	39,247	498,241
Delivery Hero AG (a)(b)	33,459	3,594,345
Deutsche Post AG	25,748	1,171,289
Deutsche Telekom AG	549,037	9,677,898
E.ON AG	100,000	1,184,381
Fresenius SE & Co. KGaA	11,789	545,854
HeidelbergCement AG	77,087	4,895,802
Henkel AG & Co. KGaA	6,216	558,194
Infineon Technologies AG	10,000	278,064
Lanxess AG	2,993	175,049
Merck KGaA	7,000	949,370
Metro Wholesale & Food Specialist AG	80,000	791,621
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,528	7,363,110
Puma AG	5,361	442,582
SAP SE	69,173	11,437,402
SAP SE sponsored ADR (c)	8,070	1,334,859
Siemens AG	58,129	8,054,681
Siemens Healthineers AG (b)	13,360	608,666
Telefonica Deutschland Holding AG	250,000	690,950
Volkswagen AG	3,302	591,854
Vonovia SE	22,136	1,584,960
Zalando SE (a)(b)	87,830	7,665,945

TOTAL GERMANY		91,152,047

Hong Kong - 2.4%
AIA Group Ltd.	741,832	7,599,889
Galaxy Entertainment Group Ltd.	107,000	841,150
Henderson Land Development Co. Ltd.	1,118,584	4,397,129
Hong Kong Exchanges and Clearing Ltd.	124,800	6,292,464
Power Assets Holdings Ltd.	100,000	572,341
Sino Land Ltd.	212,000	246,746
Swire Pacific Ltd. (A Shares)	67,231	366,099
Techtronic Industries Co. Ltd.	603,500	7,642,812

TOTAL HONG KONG		27,958,630

Ireland - 0.1%
Paddy Power Betfair PLC (Ireland)	3,319	559,651
Israel - 0.5%
Wix.com Ltd. (a)(c)	17,992	5,300,983
Italy - 2.6%
Enel SpA	1,296,920	11,743,861
Intesa Sanpaolo SpA	3,888,497	8,370,023
Leonardo SpA	224,945	1,521,507
Mediobanca SpA	208,181	1,809,088
Poste Italiane SpA (b)	167,582	1,537,877
Snam Rete Gas SpA	879,375	4,501,935
UniCredit SpA	159,179	1,567,139

TOTAL ITALY		31,051,430

Japan - 24.0%
Advantest Corp.	105,700	5,059,708
Asahi Kasei Corp.	268,630	2,257,288
Astellas Pharma, Inc.	460,425	7,223,220
Bandai Namco Holdings, Inc.	55,000	3,420,526
Central Japan Railway Co.	14,800	2,218,844
Chugai Pharmaceutical Co. Ltd.	65,400	2,915,106
Dai Nippon Printing Co. Ltd.	263,880	5,615,687
Dai-ichi Mutual Life Insurance Co.	66,067	1,001,469
Daiichi Sankyo Kabushiki Kaisha	13,500	1,204,121
Daikin Industries Ltd.	8,000	1,506,922
Daiwa House Industry Co. Ltd.	24,300	651,694
East Japan Railway Co.	40,100	2,610,459
Eisai Co. Ltd.	9,810	858,138
Fujitsu Ltd.	59,055	7,705,614
Hitachi Ltd.	250,952	8,363,882
Hoya Corp.	80,184	7,884,779
Hulic Co. Ltd.	27,600	251,726
Isuzu Motors Ltd.	150,900	1,494,539
Itochu Corp.	33,400	858,848
ITOCHU Techno-Solutions Corp.	18,200	659,850
Japan Post Holdings Co. Ltd.	894,577	6,619,270
Japan Post Insurance Co. Ltd.	242,600	3,880,134
Japan Real Estate Investment Corp.	529	2,966,775
JTEKT Corp.	119,400	923,274
Kakaku.com, Inc.	89,300	2,383,525
Kamigumi Co. Ltd.	211,300	4,369,041
KDDI Corp.	175,420	5,099,085
Keyence Corp.	900	371,166
Kurita Water Industries Ltd.	20,000	626,918
Lasertec Corp.	7,300	551,386
LIXIL Group Corp.	16,700	307,464
Marubeni Corp.	866,350	5,231,718
Mazda Motor Corp.	192,300	1,223,974
Medipal Holdings Corp.	275,557	5,273,607
Mercari, Inc. (a)	28,600	1,298,834
Mitsubishi Electric Corp.	292,058	4,034,186
Mitsubishi Heavy Industries Ltd.	27,900	693,713
Mitsubishi UFJ Financial Group, Inc.	1,848,412	7,712,264
Mitsubishi UFJ Lease & Finance Co. Ltd.	763,371	3,610,904
Murata Manufacturing Co. Ltd.	25,600	1,514,014
NEC Corp.	32,000	1,688,901
Nexon Co. Ltd.	180,400	4,229,176
Nintendo Co. Ltd.	17,000	9,151,236
Nippon Paint Holdings Co. Ltd.	11,200	962,281
Nippon Prologis REIT, Inc.	110	360,383
Nippon Yusen KK	79,000	1,236,671
Nissan Motor Co. Ltd. sponsored ADR	87,636	708,099
Nissin Food Holdings Co. Ltd.	8,200	820,658
Nitori Holdings Co. Ltd.	2,500	523,533
Nitto Denko Corp.	109,600	6,664,061
Nomura Holdings, Inc.	1,444,500	7,419,559
Nomura Real Estate Holdings, Inc.	15,700	300,763
Nomura Research Institute Ltd.	238,200	6,339,856
NTT DOCOMO, Inc.	299,460	8,366,163
Obayashi Corp.	230,300	2,254,837
OBIC Co. Ltd.	17,100	3,033,650
Olympus Corp.	330,200	6,543,830
ORIX Corp.	519,432	6,483,398
Otsuka Corp.	117,200	5,754,048
Otsuka Holdings Co. Ltd.	41,200	1,811,532
Panasonic Corp.	138,500	1,276,300
Rakuten, Inc.	286,200	2,521,122
Renesas Electronics Corp. (a)	26,700	168,143
Ryohin Keikaku Co. Ltd.	125,800	1,971,657
Secom Co. Ltd.	76,800	7,269,225
Sega Sammy Holdings, Inc.	25,700	298,214
Sekisui Chemical Co. Ltd.	24,500	392,546
Sekisui House Ltd.	139,800	2,766,566
SG Holdings Co. Ltd.	17,800	819,289
Shin-Etsu Chemical Co. Ltd.	57,600	7,007,279
Shinsei Bank Ltd.	42,400	495,998
Showa Denko K.K.	33,000	644,016
SoftBank Corp.	580,000	7,625,454
SoftBank Group Corp.	39,000	2,412,395
Sony Corp.	31,700	2,482,250
Sony Corp. sponsored ADR	97,244	7,647,268
Sumitomo Mitsui Financial Group, Inc.	204,892	6,024,887
TDK Corp.	25,200	2,619,572
Tokyo Century Corp.	14,600	749,884
Tokyo Electron Ltd.	33,300	8,536,043
Toppan Printing Co. Ltd.	313,400	4,876,393
Tosoh Corp.	53,000	788,132
Toyo Suisan Kaisha Ltd.	49,600	2,819,166
Toyota Motor Corp.	95,059	6,278,117
Tsuruha Holdings, Inc.	1,000	133,692
Unicharm Corp.	28,000	1,219,771
Welcia Holdings Co. Ltd.	18,400	787,839
West Japan Railway Co.	18,600	978,337
Yahoo! Japan Corp.	26,500	176,391
Yamada Denki Co. Ltd.	59,800	321,260
Yamato Holdings Co. Ltd.	105,900	2,771,607
Yamazaki Baking Co. Ltd.	37,000	602,955
Zozo, Inc.	35,800	1,008,613

TOTAL JAPAN		283,596,688

Luxembourg - 0.1%
Aroundtown SA	313,287	1,713,031
Netherlands - 6.2%
ABN AMRO Group NV GDR (b)	160,000	1,524,433
AerCap Holdings NV (a)	22,000	650,540
Akzo Nobel NV	7,763	768,354
ASML Holding NV (Netherlands)	50,648	18,927,473
CNH Industrial NV	37,824	299,441
Ferrari NV	9,433	1,837,121
Fiat Chrysler Automobiles NV (Italy)	594,303	6,546,731
Heineken Holding NV	60,199	4,931,711
Heineken NV (Bearer)	38,354	3,549,902
Koninklijke Ahold Delhaize NV	267,188	8,038,567
Koninklijke KPN NV	797,237	2,092,104
Koninklijke Philips Electronics NV	185,480	8,777,128
STMicroelectronics NV (France)	55,838	1,688,824
Takeaway.com Holding BV (a)(b)	28,050	3,121,066
Unilever NV	48,316	2,807,480
Wolters Kluwer NV	92,065	7,558,765

TOTAL NETHERLANDS		73,119,640

New Zealand - 0.5%
Fisher & Paykel Healthcare Corp.	221,676	5,502,477
Meridian Energy Ltd.	59,484	203,548

TOTAL NEW ZEALAND		5,706,025

Norway - 0.3%
DNB ASA	128,113	2,052,260
Norsk Hydro ASA	250,000	798,162
Orkla ASA	38,639	393,303

TOTAL NORWAY		3,243,725

Singapore - 1.3%
ComfortDelgro Corp. Ltd.	724,567	788,181
DBS Group Holdings Ltd.	358,400	5,497,636
Genting Singapore Ltd.	6,656,660	3,424,837
United Overseas Bank Ltd.	428,855	6,149,267

TOTAL SINGAPORE		15,859,921

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA	54,550	1,334,843
Aena Sme SA (a)(b)	17,730	2,646,878
Banco Bilbao Vizcaya Argentaria SA	623,359	1,825,509
Enagas SA	45,604	1,115,097
Endesa SA	43,973	1,218,998
Iberdrola SA	713,459	8,982,336
Red Electrica Corporacion SA	36,899	705,636
Telefonica SA	1,256,084	4,949,046

TOTAL SPAIN		22,778,343

Sweden - 4.1%
Atlas Copco AB:
(A Shares)	134,278	6,207,978
(B Shares)	84,478	3,391,895
Ericsson (B Shares)	215,924	2,517,655
Essity AB Class B	196,585	6,763,589
H&M Hennes & Mauritz AB (B Shares)	108,258	1,732,858
Husqvarna AB (B Shares)	50,261	546,085
Investor AB (B Shares)	2,712	172,882
Kinnevik AB (a)	69,214	55,613
Kinnevik AB (B Shares)	69,214	2,673,002
Sandvik AB	263,134	5,165,455
Skandinaviska Enskilda Banken AB (A Shares) (a)	633,078	6,275,302
SKF AB (B Shares)	218,543	4,360,855
Swedish Match Co. AB	33,747	2,561,710
Volvo AB (B Shares)	328,840	6,284,221

TOTAL SWEDEN		48,709,100

Switzerland - 9.8%
ABB Ltd. (Reg.)	173,172	4,415,744
Coca-Cola HBC AG	70,328	1,874,578
Credit Suisse Group AG	709,503	7,806,903
Ems-Chemie Holding AG	2,367	2,132,774
Givaudan SA	840	3,521,876
Kuehne & Nagel International AG	7,613	1,474,258
LafargeHolcim Ltd. (Reg.)	28,649	1,359,635
Nestle SA (Reg. S)	259,619	31,270,370
Novartis AG	239,688	20,657,997
Partners Group Holding AG	1,120	1,137,160
Roche Holding AG (participation certificate)	69,745	24,398,129
Sonova Holding AG Class B	18,924	4,419,333
Swisscom AG	3,039	1,680,956
UBS Group AG	774,238	9,408,711

TOTAL SWITZERLAND		115,558,424

United Kingdom - 12.8%
3i Group PLC	46,915	588,254
Admiral Group PLC	25,672	904,941
Anglo American PLC (United Kingdom)	325,551	7,975,114
AstraZeneca PLC:
(United Kingdom)	17,861	1,982,576
sponsored ADR	133,186	7,458,416
Auto Trader Group PLC (b)	179,436	1,341,443
Aviva PLC	915,569	3,450,759
BAE Systems PLC	631,302	4,382,548
Barclays PLC	2,556,728	3,743,387
Barratt Developments PLC	352,226	2,472,842
Berkeley Group Holdings PLC	21,313	1,298,866
BHP Billiton PLC	323,985	7,374,631
BP PLC	801,518	2,796,320
BP PLC sponsored ADR	372,154	7,789,183
British American Tobacco PLC:
(United Kingdom)	111,382	3,754,135
sponsored ADR	53,344	1,801,427
BT Group PLC	2,166,421	3,030,626
Burberry Group PLC	131,646	2,541,999
Diageo PLC	97,388	3,253,844
Evraz PLC	95,514	413,933
GlaxoSmithKline PLC	38,000	742,267
GlaxoSmithKline PLC sponsored ADR	107,945	4,274,622
HSBC Holdings PLC:
(United Kingdom)	166,085	712,384
sponsored ADR (c)	349,046	7,549,865
Imperial Brands PLC	181,300	3,036,680
John David Group PLC	51,217	496,914
Kingfisher PLC	182,065	662,093
Legal & General Group PLC	1,081,590	3,141,757
Lloyds Banking Group PLC	1,041,813	392,824
Lloyds Banking Group PLC sponsored ADR	199,883	287,832
London Stock Exchange Group PLC	9,918	1,171,523
Melrose Industries PLC	714,546	972,362
National Grid PLC	330,582	3,726,147
Persimmon PLC	85,177	2,983,141
Prudential PLC	122,119	1,968,727
Prudential PLC ADR (c)	37,183	1,199,524
RELX PLC (London Stock Exchange)	58,287	1,326,505
Rio Tinto PLC	146,786	9,128,686
Royal Dutch Shell PLC:
Class A (United Kingdom)	519,329	7,644,342
Class B (United Kingdom)	482,099	6,782,511
rights (a)(d)	482,099	78,807
rights (a)(d)	519,329	84,893
Sage Group PLC	552,080	5,465,576
Segro PLC	22,670	288,738
Severn Trent PLC	18,272	569,593
Smith & Nephew PLC	189,347	3,821,141
Standard Life PLC	114,530	363,148
Tate & Lyle PLC	617,260	5,625,684
Taylor Wimpey PLC	929,709	1,522,416
Unilever PLC	22,018	1,301,746
United Utilities Group PLC	200,228	2,224,747
Vodafone Group PLC	2,317,309	3,397,740
WM Morrison Supermarkets PLC	243,346	625,538

TOTAL UNITED KINGDOM		151,925,717

TOTAL COMMON STOCKS
(Cost $1,059,038,094)		1,153,300,714

Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA	73,844	7,539,696
Porsche Automobil Holding SE (Germany)	30,071	1,840,912
Sartorius AG (non-vtg.)	1,839	779,073
Volkswagen AG	17,984	2,990,405
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $13,108,043)		13,150,086

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.12% (e)	11,481,282	11,483,578
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	11,297,722	11,298,852
TOTAL MONEY MARKET FUNDS
(Cost $22,782,430)		22,782,430
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,094,928,567)		1,189,233,230
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,310,160)
NET ASSETS - 100%		$1,182,923,070

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	172	Sept. 2020	$16,340,860	$616,302	$616,302

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,608,121 or 2.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$142,088
Fidelity Securities Lending Cash Central Fund	91,804
Total	$233,892

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$74,886,344	$32,121,544	$42,764,800	$--
Consumer Discretionary	139,638,227	104,926,499	34,711,728	--
Consumer Staples	126,166,425	58,166,844	67,999,581	--
Energy	29,493,195	10,063,422	19,429,773	--
Financials	203,885,805	115,956,561	87,929,244	--
Health Care	155,781,799	68,789,453	86,992,346	--
Industrials	169,911,700	110,371,883	59,539,817	--
Information Technology	107,410,564	71,047,132	36,363,432	--
Materials	92,042,487	61,765,513	30,276,974	--
Real Estate	26,228,941	15,174,468	11,054,473	--
Utilities	41,005,313	27,504,730	13,500,583	--
Money Market Funds	22,782,430	22,782,430	--	--
Total Investments in Securities:	$1,189,233,230	$698,670,479	$490,562,751	$--
Derivative Instruments:
Assets
Futures Contracts	$616,302	$616,302	$--	$--
Total Assets	$616,302	$616,302	$--	$--
Total Derivative Instruments:	$616,302	$616,302	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$616,302	$0
Total Equity Risk	616,302	0
Total Value of Derivatives	$616,302	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value (including securities loaned of $10,909,429) — See accompanying schedule: Unaffiliated issuers (cost $1,072,146,137)	$1,166,450,800
Fidelity Central Funds (cost $22,782,430)	22,782,430
Total Investment in Securities (cost $1,094,928,567)		$1,189,233,230
Segregated cash with brokers for derivative instruments		1,548,800
Foreign currency held at value (cost $953,217)		956,465
Receivable for investments sold		4,995,938
Receivable for fund shares sold		933,768
Dividends receivable		5,858,621
Distributions receivable from Fidelity Central Funds		3,121
Total assets		1,203,529,943
Liabilities
Payable for investments purchased
Regular delivery	$7,184,849
Delayed delivery	163,731
Payable for fund shares redeemed	1,257,821
Accrued management fee	577,317
Payable for daily variation margin on futures contracts	124,216
Collateral on securities loaned	11,298,939
Total liabilities		20,606,873
Net Assets		$1,182,923,070
Net Assets consist of:
Paid in capital		$1,318,691,259
Total accumulated earnings (loss)		(135,768,189)
Net Assets		$1,182,923,070
Net Asset Value, offering price and redemption price per share ($1,182,923,070 ÷ 128,636,361 shares)		$9.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Dividends		$40,799,754
Interest		12,565
Income from Fidelity Central Funds (including $91,804 from security lending)		233,892
Income before foreign taxes withheld		41,046,211
Less foreign taxes withheld		(3,033,636)
Total income		38,012,575
Expenses
Management fee	$8,245,434
Independent trustees' fees and expenses	8,420
Interest	2,719
Miscellaneous	43,259
Total expenses before reductions	8,299,832
Expense reductions	(209)
Total expenses after reductions		8,299,623
Net investment income (loss)		29,712,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(83,268,920)
Fidelity Central Funds	3,613
Foreign currency transactions	(38,461)
Futures contracts	(1,500,219)
Total net realized gain (loss)		(84,803,987)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	95,476,238
Assets and liabilities in foreign currencies	325,689
Futures contracts	62,791
Total change in net unrealized appreciation (depreciation)		95,864,718
Net gain (loss)		11,060,731
Net increase (decrease) in net assets resulting from operations		$40,773,683

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,712,952	$50,288,710
Net realized gain (loss)	(84,803,987)	(138,942,040)
Change in net unrealized appreciation (depreciation)	95,864,718	(19,580,033)
Net increase (decrease) in net assets resulting from operations	40,773,683	(108,233,363)
Distributions to shareholders	(47,815,176)	(34,087,909)
Share transactions
Proceeds from sales of shares	465,032,067	476,609,275
Reinvestment of distributions	42,797,410	20,553,992
Cost of shares redeemed	(823,753,671)	(540,104,018)
Net increase (decrease) in net assets resulting from share transactions	(315,924,194)	(42,940,751)
Total increase (decrease) in net assets	(322,965,687)	(185,262,023)
Net Assets
Beginning of period	1,505,888,757	1,691,150,780
End of period	$1,182,923,070	$1,505,888,757
Other Information
Shares
Sold	54,187,748	52,495,990
Issued in reinvestment of distributions	4,453,424	2,401,167
Redeemed	(97,743,672)	(59,211,314)
Net increase (decrease)	(39,102,500)	(4,314,157)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Enhanced Index Fund

Years ended August 31,	2020	2019	2018	2017 A	2017 B	2016 C
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$9.83	$9.73	$8.48	$7.42	$8.77
Income from Investment Operations
Net investment income (loss)D	.19	.30	.27	.18	.20	.19
Net realized and unrealized gain (loss)	.32	(.95)	–E	1.07	1.08	(1.38)
Total from investment operations	.51	(.65)	.27	1.25	1.28	(1.19)
Distributions from net investment income	(.29)	(.20)	(.14)F	–	(.20)	(.16)
Distributions from net realized gain	–	–	(.03)F	–	(.02)	–E
Total distributions	(.29)	(.20)	(.17)	–	(.22)	(.16)
Redemption fees added to paid in capitalD	–	–	–E	–E	–E	–E
Net asset value, end of period	$9.20	$8.98	$9.83	$9.73	$8.48	$7.42
Total ReturnG,H	5.55%	(6.51)%	2.71%	14.74%	17.31%	(13.71)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.59%	.59%	.59%	.59%K	.62%	.62%
Expenses net of fee waivers, if any	.59%	.59%	.59%	.59%K	.62%	.62%
Expenses net of all reductions	.59%	.59%	.59%	.59%K	.62%	.62%
Net investment income (loss)	2.13%	3.27%	2.69%	3.86%K	2.53%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,182,923	$1,505,889	$1,691,151	$576,386	$271,576	$152,699
Portfolio turnover rateL	75%	103%	66%	70%K	75%	77%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$744,962,513	$686,055,060	$(7,533,611)	$678,521,449
Fidelity Large Cap Value Enhanced Index Fund	3,528,674,377	623,777,580	(228,243,826)	395,533,754
Fidelity Large Cap Core Enhanced Index Fund	757,451,269	367,283,565	(33,684,392)	333,599,173
Fidelity Mid Cap Enhanced Index Fund	1,083,662,754	223,578,485	(99,931,157)	123,647,328
Fidelity International Enhanced Index Fund	1,097,974,067	182,579,605	(91,320,442)	91,259,163

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Large Cap Growth Enhanced Index Fund	$5,695,492	$32,551,885	$–	$678,521,449
Fidelity Large Cap Value Enhanced Index Fund	48,224,935	–	–	395,533,754
Fidelity Large Cap Core Enhanced Index Fund	9,206,525	9,455,211	–	333,599,173
Fidelity Mid Cap Enhanced Index Fund	6,879,467	35,191,089	–	123,647,328
Fidelity International Enhanced Index Fund	15,195,853	–	(242,503,700)	91,539,656

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity International Enhanced Index Fund	$(191,290,042)	$(51,213,658)	$(242,503,700)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2019 to August 31, 2020. Loss deferrals were as follows:

Capital losses
Fidelity Large Cap Value Enhanced Index Fund	$(87,111,781)
Fidelity Mid Cap Enhanced Index Fund	$(22,159,765)

The tax character of distributions paid was as follows:

August 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$9,510,147	$27,187,197	$36,697,344
Fidelity Large Cap Value Enhanced Index Fund	90,813,605	42,514,648	133,328,253
Fidelity Large Cap Core Enhanced Index Fund	14,454,879	7,035,075	21,489,954
Fidelity Mid Cap Enhanced Index Fund	21,282,405	27,824,465	49,106,870
Fidelity International Enhanced Index Fund	47,815,176	–	47,815,176

August 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$20,441,146	$54,420,537	$74,861,683
Fidelity Large Cap Value Enhanced Index Fund	114,100,411	117,484,298	231,584,709
Fidelity Large Cap Core Enhanced Index Fund	18,063,528	32,574,393	50,637,921
Fidelity Mid Cap Enhanced Index Fund	24,110,443	76,639,461	100,749,904
Fidelity International Enhanced Index Fund	34,087,909	–	34,087,909

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity Large Cap Value Enhanced Index Fund. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	792,997,197	893,083,502
Fidelity Large Cap Value Enhanced Index Fund	3,115,996,600	2,969,502,105
Fidelity Large Cap Core Enhanced Index Fund	617,484,818	558,837,933
Fidelity Mid Cap Enhanced Index Fund	864,859,653	1,006,217,679
Fidelity International Enhanced Index Fund	1,017,855,684	1,349,073,705

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund pays an all-inclusive management fee based on the annual rates noted in the following table; and the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Fidelity Large Cap Growth Enhanced Index Fund	.39%
Fidelity Large Cap Value Enhanced Index Fund	.39%
Fidelity Large Cap Core Enhanced Index Fund	.39%
Fidelity Mid Cap Enhanced Index Fund	.59%
Fidelity International Enhanced Index Fund	.59%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Growth Enhanced Index Fund	Borrower	$7,330,000.32%		$66
Fidelity Large Cap Value Enhanced Index Fund	Borrower	$148,224,000	1.79%	$7,367
Fidelity Mid Cap Enhanced Index Fund	Borrower	$14,371,167	1.44%	$3,461
Fidelity International Enhanced Index Fund	Borrower	$8,880,871.30%		$2,313

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Large Cap Growth Enhanced Index Fund	$2,757
Fidelity Large Cap Value Enhanced Index Fund	9,196
Fidelity Large Cap Core Enhanced Index Fund	2,148
Fidelity Mid Cap Enhanced Index Fund	2,955
Fidelity International Enhanced Index Fund	3,544

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, an affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS
Fidelity Large Cap Growth Enhanced Index Fund	$363	$–
Fidelity Large Cap Value Enhanced Index Fund	$34,733	$4
Fidelity Large Cap Core Enhanced Index Fund	$1,629	$–
Fidelity Mid Cap Enhanced Index Fund	$8,839	$–
Fidelity International Enhanced Index Fund	$1,418	$–

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Enhanced Index Fund	$2,824,000.58%		$406

10. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Large Cap Growth Enhanced Index Fund	$410
Fidelity Large Cap Value Enhanced Index Fund	1,928
Fidelity Large Cap Core Enhanced Index Fund	1,087
Fidelity Mid Cap Enhanced Index Fund	2,442
Fidelity International Enhanced Index Fund	209

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund was the owner of record of approximately 59% of the total outstanding shares of Fidelity Large Cap Value Enhanced Index Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Commonwealth Trust II and Shareholders of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity International Enhanced Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity International Enhanced Index Fund (five of the funds constituting Fidelity Commonwealth Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2020, the six month period ended August 31, 2017 and each of the two years in the period ended February 28, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the three years in the period ended August 31, 2020, the six month period ended August 31, 2017 and each of the two years in the period ended February 28, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 8, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Bettina Doulton, each of the Trustees oversees 311 funds. Ms. Doulton oversees 210 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach and David M. Thomas serve as Co-Lead Independent Trustees and as such each (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Alan J. Lacy (1953)

Year of Election or Appointment: 2018

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005), Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes) and a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-2020). Mr. Lacy currently serves as a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2018

Trustee

Co-Lead Independent Trustee

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2018

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2018

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Co-Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Large Cap Growth Enhanced Index Fund	.39%
Actual		$1,000.00	$1,360.70	$2.31
Hypothetical-C		$1,000.00	$1,023.18	$1.98
Fidelity Large Cap Value Enhanced Index Fund	.39%
Actual		$1,000.00	$1,042.90	$2.00
Hypothetical-C		$1,000.00	$1,023.18	$1.98
Fidelity Large Cap Core Enhanced Index Fund	.39%
Actual		$1,000.00	$1,200.00	$2.16
Hypothetical-C		$1,000.00	$1,023.18	$1.98
Fidelity Mid Cap Enhanced Index Fund	.59%
Actual		$1,000.00	$1,097.80	$3.11
Hypothetical-C		$1,000.00	$1,022.17	$3.00
Fidelity International Enhanced Index Fund	.60%
Actual		$1,000.00	$1,052.60	$3.10
Hypothetical-C		$1,000.00	$1,022.12	$3.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Large Cap Growth Enhanced Index Fund	$45,918,836
Fidelity Large Cap Value Enhanced Index Fund	$8,574,425
Fidelity Large Cap Core Enhanced Index Fund	$18,184,703
Fidelity Mid Cap Enhanced Index Fund	$48,576,935
Fidelity International Enhanced Index Fund	$0

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Large Cap Growth Enhanced Index Fund
December 2019	100%
Fidelity Large Cap Value Enhanced Index Fund
December 2019	90%
Fidelity Large Cap Core Enhanced Index Fund
December 2019	100%
Fidelity Mid Cap Enhanced Index Fund
December 2019	81%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Large Cap Growth Enhanced Index Fund
December 2019	100%
Fidelity Large Cap Value Enhanced Index Fund
December 2019	92%
Fidelity Large Cap Core Enhanced Index Fund
December 2019	100%
Fidelity Mid Cap Enhanced Index Fund
December 2019	84%
Fidelity International Enhanced Index Fund
December 2019	97%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Large Cap Value Enhanced Index Fund
December 2019	4%
Fidelity Mid Cap Enhanced Index Fund
December 2019	10%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Enhanced Index Fund	12/16/2019	$0.3141	$0.0231

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	5,574,535,287.469	92.763
Withheld	434,874,126.147	7.237
TOTAL	6,009,409,413.616	100.000
Donald F. Donahue
Affirmative	5,580,170,513.183	92.857
Withheld	429,238,900.432	7.143
TOTAL	6,009,409,413.616	100.000
Bettina Doulton
Affirmative	5,613,263,967.947	93.408
Withheld	396,145,445.669	6.592
TOTAL	6,009,409,413.616	100.000
Vicki L. Fuller
Affirmative	5,634,796,072.779	93.766
Withheld	374,613,340.837	6.234
TOTAL	6,009,409,413.616	100.00
Patricia L. Kampling
Affirmative	5,595,247,247.638	93.108
Withheld	414,162,165.978	6.892
TOTAL	6,009,409,413.616	100.000
Alan J. Lacy
Affirmative	5,547,430,383.934	92.312
Withheld	461,979,029.681	7.688
TOTAL	6,009,409,413.616	100.000
Ned C. Lautenbach
Affirmative	5,444,850,891.997	90.605
Withheld	564,558,521.619	9.395
TOTAL	6,009,409,413.616	100.000
Robert A. Lawrence
Affirmative	5,556,314,439.390	92.460
Withheld	453,094,974.226	7.540
TOTAL	6,009,409,413.616	100.000
Joseph Mauriello
Affirmative	5,511,594,508.749	91.716
Withheld	497,814,904.867	8.284
TOTAL	6,009,409,413.616	100.000
Cornelia M. Small
Affirmative	5,567,879,551.358	92.653
Withheld	441,529,862.258	7.347
TOTAL	6,009,409,413.616	100.000
Garnett A. Smith
Affirmative	5,533,904,369.353	92.087
Withheld	475,505,044.262	7.913
TOTAL	6,009,409,413.616	100.000
David M. Thomas
Affirmative	5,540,360,344.547	92.195
Withheld	469,049,069.069	7.805
TOTAL	6,009,409,413.616	100.000
Susan Tomasky
Affirmative	5,600,660,192.156	93.198
Withheld	408,749,221.459	6.802
TOTAL	6,009,409,413.616	100.000
Michael E. Wiley
Affirmative	5,540,897,405.806	92.204
Withheld	468,512,007.810	7.796
TOTAL	6,009,409,413.616	100.000
Proposal 1 reflects trust wide proposal and voting results.

GEI-ANN-1020
1.855140.114

Item 2.

Code of Ethics

As of the end of the period, August 31, 2020, Fidelity Commonwealth Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Mid Cap Enhanced Index Fund (the “Funds”):

Services Billed by PwC

August 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$37,800	$3,600	$9,000	$1,500
Fidelity Large Cap Core Enhanced Index Fund	$37,300	$3,600	$9,000	$1,500
Fidelity Large Cap Growth Enhanced Index Fund	$37,300	$3,600	$9,000	$1,500
Fidelity Large Cap Value Enhanced Index Fund	$37,300	$3,600	$9,000	$1,500
Fidelity Mid Cap Enhanced Index Fund	$37,300	$3,600	$9,200	$1,500

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$45,000	$3,600	$3,700	$1,700
Fidelity Large Cap Core Enhanced Index Fund	$45,000	$3,600	$3,700	$1,600
Fidelity Large Cap Growth Enhanced Index Fund	$45,000	$3,600	$3,700	$1,600
Fidelity Large Cap Value Enhanced Index Fund	$45,000	$3,600	$5,300	$1,600
Fidelity Mid Cap Enhanced Index Fund	$45,000	$3,600	$3,700	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2020A	August 31, 2019A
Audit-Related Fees	$9,030,200	$7,890,000
Tax Fees	$20,800	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2020A	August 31, 2019A
PwC	$14,169,300	$12,615,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2020